UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices) (Zip code)

Mark Bell, TD Asset Management USA Funds Inc.

31 West 52nd Street, New York, New York 10015

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2009

Date of reporting period: October 31, 2009

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

1.)

Annual Report October 31, 2009

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio
– Investor Class
– Premium Class
– Class A
– Select Class

TDAM U.S. Government Portfolio
– Investor Class
– Class A

TDAM Municipal Portfolio
– Investor Class
– Class A

TDAM California Municipal Money Market Portfolio
– Investor Class
– Class A

TDAM New York Municipal Money Market Portfolio
– Investor Class
– Class A

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired CEO of The Dime Savings Bank
and Former Chairman, President
Richard W. Dalrymple	and CEO of Dime Bancorp, Inc.
President, The Kevin Scott
Dalrymple Foundation	Peter B. M. Eby
Corporate Director
James E. Kelly
Consultant and Attorney	Donald J. Herrema
Senior Advisor of Stone Point Capital,
Founder of BlackSterling Partners, LLC
and former CEO of Bessemer Trust
EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer	Chief Compliance Officer
and Anti-Money Laundering Officer
Jack Huntington
Secretary
† Interested Director

Service Providers

Investment Manager	Transfer Agent
& Administrator	TD AMERITRADE Clearing, Inc.
TDAM USA Inc.	1005 North Ameritrade Place
31 West 52nd Street	Bellevue, NE 68005
New York, NY 10019

Independent Registered	Shareholder Servicing Agent
Public Accounting Firm	TD AMERITRADE, Inc.
Ernst & Young LLP	P.O. Box 2209
5 Times Square	Omaha, NE 68103-2209
New York, NY 10036	Client Services Department
800-669-3900
Custodian
BNY Mellon	Legal Counsel
One Wall Street	Willkie Farr & Gallagher LLP
New York, NY 10286	787 Seventh Avenue
New York, NY 10019
Distributor
SEI Investments Distribution Co.	Independent Directors Counsel
One Freedom Valley Drive	Goodwin Procter LLP
Oaks, Pennsylvania 19456	901 New York Avenue, N.W.
Washington, DC 20001

2

TD ASSET MANAGEMENT USA FUNDS INC.

  Commentary

Market Review

What a difference a year makes. As the fiscal year which ended October 31, 2009 began, lingering concerns about the health of the global economy and strength of the banking system continued to weigh heavily on financial markets. By fiscal year-end, the markets had rebounded to post positive returns for the 12 months amid signs the world economy was on the mend.

In the final months of 2008 and early part of 2009, investors continued to grapple with negative news indicating the worldwide recession could be deeper and longer than previously thought. Stocks and corporate bonds fell sharply as weak economic activity dampened corporate earnings and economic uncertainty meant that it was harder to identify companies that would survive. The S&P 500 Index hit a 12-year low in early March. The decline in the value of corporate bonds pushed their yields higher. Treasury bonds were the beneficiaries of the negative sentiment as investors bought them up on their appeal as a safe haven, driving their yields lower. The spread between corporate bond yields and government bond yields widened to historically wide levels.

Concerns about a deepening recession kept policy makers focused on their commitment to do whatever was necessary to stabilize the financial system and bolster economic activity. The U.S. Federal Reserve Open Market Committee (Federal Reserve) reduced short-term interest rates further, cutting the federal funds rate to a range of zero to 0.25%, and indicated it intended to keep the rate exceptionally low for some time. The Federal Reserve also implemented quantitative easing programs, which meant purchasing mainly longer-term government bonds, to help bring down long-term interest rates for added stimulus. For its part, the government identified economic stimulus plans and borrowed unprecedented amounts to fully fund them.

The emergency measures taken by policy makers were welcome news, and towards the middle of the fiscal year optimism began to mount that the worst of the global recession was over and a recovery was taking shape. Investors became less risk-averse and increasingly turned from relatively safe government bonds to potentially higher-yielding assets, like corporate bonds and equities.

The S&P 500 Index rallied 55% from its March low to register a positive return of 9.8% for the fiscal year, led by the information technology, consumer discretionary and materials sectors. The Barclays Capital U.S. Aggregate Bond Index posted a positive return of 13.8% on the fiscal year, with corporate bonds leading the way. The strong returns of corporate bonds during the fiscal year significantly outperformed government bonds, as credit spreads narrowed to the levels seen before the failure of Lehman Brothers in September 2008. Treasuries registered positive returns but underperformed, as they lost their safe-haven appeal amid signs of an improving economy. There was also uneasiness about supply concerns as the government continued to issue a record amount of notes and bonds to pay for a budget deficit, bank bailouts and economic stimulus packages.

An indication that the emergency measures appear to be working is that some of the world’s largest economies — notably Germany, France and Japan — returned to growth in the second quarter of calendar 2009 and conditions in global financial markets improved greatly. The U.S. economy is showing signs of recovering from the deepest recession since the Great Depression, as GDP (gross domestic product) rose by an annualized rate of 2.8% in the third quarter. It was the first quarterly expansion since the second quarter of 2008. Fueling the expansion was consumer spending, up 2.9%, led by the cash-for-clunkers program. Government spending and private investment also contributed.

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The lack of net jobs growth is still a major concern, but the 10.2% unemployment rate in October may be near a peak, as monthly job losses dropped substantially from a high of 741,000 in January 2009 to under 200,000 in October 2009. Recent initial jobless claims data are also showing signs of improvement.

While headwinds remain, the worst is probably behind us and policy makers are now considering the need to remove monetary stimulus in light of the prospects for improving economic activity and rising inflation expectations. However, they are likely to proceed cautiously so as not to derail the recovery. At its recent November policy meeting, the Federal Reserve left the federal funds rate unchanged at the zero to 0.25% range, and reaffirmed its commitment to keep the rate exceptionally low for an extended period. The Federal Reserve noted economic activity has continued to pick up and household spending appears to be expanding. However, spending remains constrained by ongoing job losses, sluggish income growth, lower housing wealth, and tight credit. A sustainable recovery could be quite muted, and inflation may stay subdued for some time.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 1, 2009

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios. An investor should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. For a prospectus containing this and other information about the Portfolios, please call your financial adviser or TD AMERITRADE Institutional at 800-431-3500 or TD AMERITRADE Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

4

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2009 through October 31, 2009).

The table on the following page illustrates your Portfolio’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Portfolio Expenses (Unaudited) (Cont’d.)

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Annualized Expense Ratios 5/1/09 to 10/31/09	Expenses Paid During Period* 5/1/09 to 10/31/09

TDAM Money Market Portfolio – Investor Class

Actual	$1,000.00	$1,000.30	0.45%	$2.27
Hypothetical (5% Return before expenses)	1,000.00	1,022.94	0.45	2.29

TDAM Money Market Portfolio – Premium Class

Actual	1,000.00	1,000.30	0.45	2.27
Hypothetical (5% Return before expenses)	1,000.00	1,022.94	0.45	2.29

TDAM Money Market Portfolio – Class A

Actual	1,000.00	1,000.30	0.45	2.27
Hypothetical (5% Return before expenses)	1,000.00	1,022.94	0.45	2.29

TDAM Money Market Portfolio – Select Class

Actual	1,000.00	1,000.30	0.45	2.27
Hypothetical (5% Return before expenses)	1,000.00	1,022.94	0.45	2.29

TDAM U.S. Government Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.24	1.21
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.24	1.22

TDAM U.S. Government Portfolio – Class A

Actual	1,000.00	1,000.20	0.24	1.21
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.24	1.22

TDAM Municipal Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.44	2.22
Hypothetical (5% Return before expenses)	1,000.00	1,022.99	0.44	2.24

TDAM Municipal Portfolio – Class A

Actual	1,000.00	1,000.20	0.44	2.22
Hypothetical (5% Return before expenses)	1,000.00	1,022.99	0.44	2.24

TDAM California Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.28	1.41
Hypothetical (5% Return before expenses)	1,000.00	1,023.79	0.28	1.43

TDAM California Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.20	0.28	1.41
Hypothetical (5% Return before expenses)	1,000.00	1,023.79	0.28	1.43

TDAM New York Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.20	0.31	1.56
Hypothetical (5% Return before expenses)	1,000.00	1,023.64	0.31	1.58

TDAM New York Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.20	0.31	1.56
Hypothetical (5% Return before expenses)	1,000.00	1,023.64	0.31	1.58

*	Expenses are equal to the respective class of each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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TD ASSET MANAGEMENT USA FUNDS INC.
Notice to the Shareholders – October 31, 2009 (unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Portfolio is designating the following items with regard to distributions paid during the year:

	Capital Gain Distribution	Ordinary Income Distribution	Tax Exempt Income Distribution	Total	U.S. Government Interest[1]	Interest Related Dividends[2]	Short-Term Capital Gain Dividends[3]
TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	0.17%	96.57%	100.00%

TDAM U.S. Government Portfolio	0.02%	99.98%	0.00%	100.00%	7.54%	95.98%	100.00%

TDAM Municipal Portfolio	0.00%	0.00%	100.00%	100.00%	0.00%	93.08%	0.00%

TDAM California Municipal
Money Market Portfolio	0.00%	0.09%	99.91%	100.00%	0.28%	91.51%	0.00%

TDAM New York Municipal
Money Market Portfolio	0.00%	3.10%	96.90%	100.00%	0.00%	92.03%	100.00%

1.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the fiscal year. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax provided the Portfolio meets certain requirements.

2.	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

3.	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV and/or Form 1099-INT.

7

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/09 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Portfolio compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/09 (Unaudited) (Cont.)

****	Income may be subject to federal alternative minimum tax.

*****	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively. This is assuming a 2010 maximum tax rate of 35% federal for the Municipal Portfolio, 43.8% federal and state for the California Municipal Money Market Portfolio, and 42.5% federal and state for the New York Municipal Money Market Portfolio.

9

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

10

Statements of Assets and Liabilities
October 31, 2009

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio

ASSETS
Investments in securities, at value
(including repurchase
agreements of $696,536,000,
$394,354,000, $0, $0, and $0,
respectively) (Note 2)	$8,519,618,890	$2,709,275,455	$812,863,426	$289,380,842	$170,488,155
Cash	724	836	78,989	61,085	45,308
Receivable for capital shares sold	193,381,668	77,748,197	16,363,058	6,106,611	2,652,595
Interest receivable	2,068,635	6,605,498	776,747	73,610	74,262
Prepaid expenses	1,443,323	393,466	221,332	51,818	55,774

TOTAL ASSETS	8,716,513,240	2,794,023,452	830,303,552	295,673,966	173,316,094

LIABILITIES
Payable for capital shares
redeemed	158,592,909	43,015,329	10,341,932	4,135,194	2,610,129
Payable for securities purchased	150,000,000	—	—	—	—
Payable to Investment Manager
and its affiliates (Note 3)	1,422,863	273,701	139,106	65,012	44,576
Dividends payable to
shareholders	42,296	11,078	1,574	347	289
Accrued expenses	839,924	300,313	72,250	43,207	36,559

TOTAL LIABILITIES	310,897,992	43,600,421	10,554,862	4,243,760	2,691,553

NET ASSETS	$8,405,615,248	$2,750,423,031	$819,748,690	$291,430,206	$170,624,541

Net assets consist of:
Paid-in capital ($.0001 par value
common stock, 26 billion,
14 billion, 10 billion,
8 billion and 4 billion
shares authorized,
respectively)	$8,405,281,322	$2,750,359,166	$819,657,009	$291,437,841	$170,628,367
Distributions in excess of
net investment income	(431)	(2)	—	—	(3,718)
Accumulated net realized gains
(losses) from security
transactions	334,357	63,867	91,681	(7,635)	(108)

Net assets, at value	$8,405,615,248	$2,750,423,031	$819,748,690	$291,430,206	$170,624,541

Investor Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($3,406,166,624 ÷	($1,301,582,695 ÷	($513,920,119 ÷	($186,565,330 ÷	($100,829,426 ÷
	3,406,063,235 shares)	1,301,549,882 shares)	513,886,279 shares)	186,562,803 shares)	100,839,224 shares)
Premium Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($432,395,454 ÷
	432,382,128 shares)
Class A net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($2,829,855,688 ÷	($1,448,840,336 ÷	($305,828,571 ÷	($104,864,876 ÷	($69,795,115 ÷
	2,829,709,920 shares)	1,448,809,284 shares)	305,770,731 shares)	104,875,038 shares)	69,806,141 shares)
Select Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($1,737,197,482 ÷
	1,737,126,038 shares)

Please see accompanying notes to financial statements.

11

Statements of Operations
For the Year Ended October 31, 2009

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio

INVESTMENT INCOME
Interest income	$141,338,090	$30,036,512	$6,881,449	$1,748,443	$1,026,792

EXPENSES
Distribution fees (Note 3)	67,682,533	24,191,055	4,766,736	1,643,182	893,986
Shareholder servicing fees (Note 3)	30,298,971	12,293,538	2,477,270	861,163	465,539
Transfer agent fees (Note 3)	14,698,190	4,917,372	990,900	344,462	186,214
Investment management fees (Note 3)	12,350,433	4,233,822	987,380	344,462	186,214
Directors’ fees (Note 4)	25,817	21,931	22,437	21,460	24,993
Registration fees	4,896,720	2,041,363	628,448	194,820	189,932
Shareholder reports and mailing	2,826,264	1,086	31,538	12,148	7,445
Custody fees	640,640	137,266	41,670	775	22,009
Professional fees	495,449	179,547	72,858	65,641	62,368
Temporary Guarantee Program fees
(Note 7)	7,500,146	1,708,817	322,274	139,400	74,734
Other expenses	246,232	10,035	54,647	21,617	19,449

TOTAL EXPENSES	141,661,395	49,735,832	10,396,158	3,649,130	2,132,883

Fees waived/expenses reimbursed by the
Investment Manager and its affiliates
(Note 3)	(45,820,461)	(29,716,765)	(4,870,052)	(2,157,767)	(1,211,503)
Reduction in custody fees due to
earnings credits (Note 2)	(2,025)	(1,599)	(1,788)	(78)	(1,180)

NET EXPENSES	95,838,909	20,017,468	5,524,318	1,491,285	920,200

NET INVESTMENT INCOME	45,499,181	10,019,044	1,357,131	257,158	106,592

NET REALIZED GAINS FROM
SECURITY TRANSACTIONS	321,569	54,666	124,905	—	—

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$45,820,750	$10,073,710	$1,482,036	$257,158	$106,592

Please see accompanying notes to financial statements.

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Statements of Changes in Net Assets

TDAM			TDAM		TDAM
MONEY MARKET PORTFOLIO			U.S. GOVERNMENT PORTFOLIO		MUNICIPAL PORTFOLIO
Year Ended October 31, 2009		Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008

OPERATIONS:
Net investment income	$45,499,181	$491,444,000	$10,019,044	$66,901,982	$1,357,131	$13,873,135
Net realized gains (losses)
from security transactions	321,569	(44,676,584)	54,666	56,037	124,905	50,256
Net increase from
payment by affiliate	—	45,000,000	—	—	—	—

Net increase in net
assets from operations	45,820,750	491,767,416	10,073,710	66,958,019	1,482,036	13,923,391

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income
Investor Class	(18,263,799)	(232,421,399)	(5,215,391)	(41,335,415)	(874,004)	(10,595,027)
Premium Class	(2,867,430)	(40,322,415)	—	—	—	—
Class A	(13,494,323)	(149,373,682)	(4,771,598)	(25,598,624)	(483,127)	(3,278,108)
Select Class	(10,873,629)	(69,326,504)	—	—	—	—
From net realized gain
on security transactions
Investor Class	(79,823)	—	(21,573)	—	—	—
Premium Class	(9,409)	—	—	—	—	—
Class A	(64,313)	—	(21,514)	—	—	—
Select Class	(36,968)	—	—	—	—	—

Total Dividends and
Distributions to
Shareholders	(45,689,694)	(491,444,000)	(10,030,076)	(66,934,039)	(1,357,131)	(13,873,135)

CAPITAL SHARE TRANSACTIONS
($1.00 per share)
Investor Class:
Proceeds from shares sold	16,929,228,912	37,841,907,605	7,772,801,866	9,902,893,028	1,628,241,224	2,693,485,689
Shares issued in
reinvestment of dividends	17,656,222	222,957,011	5,046,361	39,877,946	842,765	10,113,428
Payments for shares
redeemed	(21,646,230,014)	(39,511,454,304)	(9,433,426,927)	(8,975,207,359)	(1,738,587,033)	(2,784,332,415)

Net increase (decrease)
in net assets from
Investor Class shares	(4,699,344,880)	(1,446,589,688)	(1,655,578,700)	967,563,615	(109,503,044)	(80,733,298)

Premium Class:
Proceeds from shares sold	585,806,390	1,861,056,598	—	—	—	—
Shares issued in
reinvestment of dividends	2,384,565	30,978,202	—	—	—	—
Payments for shares
redeemed	(1,079,198,672)	(2,387,640,785)	—	—	—	—

Net decrease in net assets
from Premium Class shares	(491,007,717)	(495,605,985)	—	—	—	—

Class A:
Proceeds from shares sold	22,195,682,551	40,814,278,611	10,025,822,769	10,432,969,631	1,494,675,770	1,670,977,040
Shares issued in
reinvestment of dividends	13,032,790	143,274,553	4,582,822	24,620,074	446,941	3,077,900
Payments for shares
redeemed	(25,751,455,942)	(35,945,434,394)	(11,563,683,940)	(7,851,081,224)	(1,699,647,913)	(1,223,322,766)

Net increase (decrease)
in net assets from
Class A shares	(3,542,740,601)	5,012,118,770	(1,533,278,349)	2,606,508,481	(204,525,202)	450,732,174

Select Class:
Proceeds from shares sold	11,192,254,211	16,980,429,645	—	—	—	—
Shares issued in
reinvestment of dividends	10,461,118	65,707,222	—	—	—	—
Payments for shares
redeemed	(12,792,188,973)	(14,430,122,350)	—	—	—	—

Net increase (decrease) in
net assets from Select
Class shares	(1,589,473,644)	2,616,014,517	—	—	—	—

Net increase (decrease) in
net assets from capital
share transactions	(10,322,566,842)	5,685,937,614	(3,188,857,049)	3,574,072,096	(314,028,246)	369,998,876

TOTAL INCREASE
(DECREASE)
IN NET ASSETS	(10,322,435,786)	5,686,261,030	(3,188,813,415)	3,574,096,076	(313,903,341)	370,049,132
NET ASSETS:
Beginning of year	18,728,051,034	13,041,790,004	5,939,236,446	2,365,140,370	1,133,652,031	763,602,899

End of year	$8,405,615,248	$18,728,051,034	$2,750,423,031	$5,939,236,446	$819,748,690	$1,133,652,031

Distributions in excess of
net investment income	$(431)	$(431)	$(2)	$(32,057)	$—	$—

Please see accompanying notes to financial statements.

13

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008

OPERATIONS:
Net investment income	$257,158	$5,414,282	$106,592	$3,040,956
Net realized gains (losses) from security transactions	—	(7,176)	—	15,823

Net increase in net assets from operations	257,158	5,407,106	106,592	3,056,779

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(190,365)	(3,979,964)	(76,493)	(2,057,327)
Class A	(67,129)	(1,433,982)	(30,099)	(983,629)
From net realized gain on security transactions
Investor Class	—	(23,336)	(9,689)	(22,375)
Class A	—	(8,097)	(6,023)	(10,290)

Total Dividends and Distributions to Shareholders	(257,494)	(5,445,379)	(122,304)	(3,073,621)

CAPITAL SHARE TRANSACTIONS ($1.00 per share)
Investor Class:
Proceeds from shares sold	531,790,797	1,062,748,509	285,099,312	534,888,964
Shares issued in reinvestment of dividends	184,517	3,790,020	74,212	1,956,354
Payments for shares redeemed	(603,971,053)	(1,101,354,796)	(313,988,119)	(554,389,850)

Net decrease in net assets from Investor Class shares	(71,995,739)	(34,816,267)	(28,814,595)	(17,544,532)

Class A:
Proceeds from shares sold	468,857,175	796,820,709	347,630,367	498,934,561
Shares issued in reinvestment of dividends	63,445	1,340,770	28,547	912,858
Payments for shares redeemed	(516,821,198)	(663,119,845)	(369,971,304)	(417,557,651)

Net increase (decrease) in net assets from Class A shares	(47,900,578)	135,041,634	(22,312,390)	82,289,768

Net increase (decrease) in net assets from capital
share transactions	(119,896,317)	100,225,367	(51,126,985)	64,745,236

TOTAL INCREASE (DECREASE) IN NET ASSETS	(119,896,653)	100,187,094	(51,142,697)	64,728,394

NET ASSETS:
Beginning of year	411,326,859	311,139,765	221,767,238	157,038,844

End of year	$291,430,206	$411,326,859	$170,624,541	$221,767,238

Undistributed (Distributions in excess of) net
investment income	$—	$336	$(3,718)	$(3,718)

Please see accompanying notes to financial statements.

14

Financial Highlights
For the years ended October 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets

TDAM Money Market Portfolio
Investor Class
2009	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)	$1.00	0.24%	$3,406,167	0.65%	0.99%	0.29%
2008	1.00	0.024		(0.000	)*	0.024		(0.024)	—		(0.024)	1.00	2.47%	8,105,457	0.93%	0.93%	2.47%
2007	1.00	0.045		—		0.045		(0.045)	—		(0.045)	1.00	4.57%	9,551,893	0.94%	0.94%	4.48%
2006	1.00	0.040		—		0.040		(0.040)	—		(0.040)	1.00	4.10%	8,618,222	0.88%	0.90%	4.06%
2005	1.00	0.022		0.000	*	0.022		(0.022)	(0.000	)*	(0.022)	1.00	2.20%	6,391,481	0.82%	0.91%	2.17%
Premium Class[1]
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.32%	$432,395	0.55%	0.66%	0.39%
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)	1.00	2.81%	923,397	0.60%	0.60%	2.80%
2007	1.00	0.048		—		0.048		(0.048)	—		(0.048)	1.00	4.92%	1,418,980	0.60%	0.60%	4.81%
2006	1.00	0.031		—		0.031		(0.031)	—		(0.031)	1.00	3.15%	1,459,823	0.56%‡	0.56%‡	4.64%‡
Class A2
2009	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)	$1.00	0.22%	$2,829,856	0.67%	1.07%	0.27%
2008	1.00	0.023		0.000	*	0.023		(0.023)	—		(0.023)	1.00	2.39%	6,372,553	1.01%	1.01%	2.32%
2007	1.00	0.020		—		0.020		(0.020)	—		(0.020)	1.00	1.95%	1,360,332	1.04%‡	1.04%‡	4.45%‡
Select Class[3]
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.32%	$1,737,197	0.55%	0.67%	0.37%
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)	1.00	2.80%	3,326,644	0.61%	0.61%	2.55%
2007	1.00	0.016		—		0.016		(0.016)	—		(0.016)	1.00	1.60%	710,585	0.63%‡	0.63%‡	4.81%‡
TDAM U.S. Government Portfolio
Investor Class
2009	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)	$1.00	0.18%	$1,301,583	0.40%	0.97%	0.22%
2008	1.00	0.019		0.000	*	0.019		(0.019)	—		(0.019)	1.00	1.93%	2,957,140	0.96%	0.96%	1.88%
2007	1.00	0.044		—		0.044		(0.044)	—		(0.044)	1.00	4.45%	1,989,556	0.94%	0.94%	4.35%
2006	1.00	0.039		—		0.039		(0.039)	—		(0.039)	1.00	3.97%	1,696,800	0.91%	0.93%	3.93%
2005	1.00	0.021		0.000	*	0.021		(0.021)	(0.000	)*	(0.021)	1.00	2.11%	1,561,282	0.92%	0.92%	2.09%
Class A4
2009	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)	$1.00	0.16%	$1,448,840	0.41%	1.05%	0.19%
2008	1.00	0.017		0.001		0.018		(0.018)	—		(0.018)	1.00	1.85%	2,982,096	1.04%	1.04%	1.67%
2007	1.00	0.018		—		0.018		(0.018)	—		(0.018)	1.00	1.79%	375,584	1.03%‡	1.03%‡	4.12%‡
TDAM Municipal Portfolio
Investor Class
2009	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$—		$(0.001)	$1.00	0.14%	$513,920	0.54%	1.02%	0.14%
2008	1.00	0.015		0.000	*	0.015		(0.015)	—		(0.015)	1.00	1.55%	623,347	1.02%	1.02%	1.55%
2007	1.00	0.027		—		0.027		(0.027)	—		(0.027)	1.00	2.74%	704,039	0.98%	0.98%	2.70%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.47%	740,871	0.92%	0.95%	2.44%
2005	1.00	0.014		—		0.014		(0.014)	—		(0.014)	1.00	1.38%	718,969	0.81%	0.93%	1.37%
Class A5
2009	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$—		$(0.001)	$1.00	0.11%	$305,829	0.58%	1.10%	0.13%
2008	1.00	0.014		0.000	*	0.014		(0.014)	—		(0.014)	1.00	1.46%	510,305	1.10%	1.10%	1.43%
2007	1.00	0.011		—		0.011		(0.011)	—		(0.011)	1.00	1.15%	59,564	1.10%‡	1.10%‡	2.58%‡
TDAM California Municipal
Investor Class
2009	$1.00	$0.001		$—		$0.001		$(0.001)	$—		$(0.001)	$1.00	0.08%	$186,565	0.43%	1.03%	0.08%
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.42%	258,561	1.00%	1.00%	1.42%
2007	1.00	0.026		—		0.026		(0.026)	—		(0.026)	1.00	2.68%	293,406	0.98%	0.98%	2.65%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.47%	318,812	0.89%	0.95%	2.44%
2005	1.00	0.015		0.000	*	0.015		(0.015)	(0.000	)*	(0.015)	1.00	1.51%	293,172	0.70%	0.94%	1.51%
Class A6
2009	$1.00	$0.001		$—		$0.001		$(0.001)	$—		$(0.001)	$1.00	0.06%	$104,865	0.44%	1.11%	0.06%
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.34%	152,766	1.08%	1.08%	1.32%
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04%	17,734	1.11%‡	1.11%‡	2.54%‡
TDAM New York Municipal
Investor Class
2009	$1.00	$0.001		$—		$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.07%	$100,830	0.48%	1.12%	0.07%
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.45%	129,654	1.05%	1.05%	1.42%
2007	1.00	0.026		0.001		0.027		(0.026)	(0.001)		(0.027)	1.00	2.70%	147,210	1.04%	1.04%	2.60%
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)	1.00	2.44%	147,952	0.91%	0.98%	2.40%
2005	1.00	0.015		—		0.015		(0.015)	—		(0.015)	1.00	1.48%	152,577	0.70%	0.97%	1.48%
Class A7
2009	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.05%	$69,795	0.51%	1.19%	0.04%
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.37%	92,113	1.13%	1.13%	1.35%
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04%	9,829	1.21%‡	1.21%‡	2.43%‡

*	Amount represents less than $0.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than a full year are not annualized.
‡	Annualized
1	Premium Class shares commenced operations on February 27, 2006.
2	Class A shares commenced operations on May 24, 2007.
3	Select Class shares commenced operations on July 3, 2007.
4	Class A shares commenced operations on May 30, 2007.
5	Class A shares commenced operations on May 25, 2007.
6	Class A shares commenced operations on June 5, 2007.
7	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements.

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series portfolios. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On January 7, 2009, the Board of Directors approved the reclassification and designation of the shares of the five Portfolios as follows:

Authorized Shares

TDAM Money Market Portfolio — Investor Class	12 billion
TDAM Money Market Portfolio — Premium Class	2 billion
TDAM Money Market Portfolio — Class A	10 billion
TDAM Money Market Portfolio — Select Class	5 billion
TDAM U.S. Government Portfolio — Investor Class	8 billion
TDAM U.S. Government Portfolio — Class A	6 billion
TDAM Municipal Portfolio — Investor Class	5 billion
TDAM Municipal Portfolio — Class A	5 billion
TDAM California Municipal Money Market Portfolio — Investor Class	6 billion
TDAM California Municipal Money Market Portfolio — Class A	2 billion
TDAM New York Municipal Money Market Portfolio — Investor Class	2 billion
TDAM New York Municipal Money Market Portfolio — Class A	2 billion

On June 17, 2009, the Board of Directors approved the reclassification and designation of the shares of the five Portfolios as follows:

Authorized Shares

TDAM Money Market Portfolio — Investor Class	9 billion
TDAM Money Market Portfolio — Premium Class	2 billion
TDAM Money Market Portfolio — Class A	10 billion
TDAM Money Market Portfolio — Select Class	5 billion
TDAM U.S. Government Portfolio — Investor Class	8 billion
TDAM U.S. Government Portfolio — Class A	6 billion
TDAM Municipal Portfolio — Investor Class	5 billion
TDAM Municipal Portfolio — Class A	5 billion
TDAM California Municipal Money Market Portfolio — Investor Class	6 billion
TDAM California Municipal Money Market Portfolio — Class A	2 billion
TDAM New York Municipal Money Market Portfolio — Investor Class	2 billion
TDAM New York Municipal Money Market Portfolio — Class A	2 billion

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

On December 20, 2007, an affiliate of the TDAM USA Inc. (the Company’s “Investment Manager” and “Administrator”) purchased at amortized cost plus accrued interest from the Money Market Portfolio a security with a face value of $300,000,000. Although this holding remained eligible to be held by the Money Market Portfolio, because of conditions in the credit markets at that time, including the illiquidity of certain types of instruments that have direct or indirect exposure to the residential mortgage market, including the security, the Investment Manager determined that it would be advisable to sell the security. Because of the absence of liquidity in the market for the security, the Board of Directors determined that it would not be in the best interest of the Money Market Portfolio and its shareholders to dispose of the security in the market and authorized the sale of the security to the affiliate of the Investment Manager for cash at amortized cost plus accrued interest. In order to do this, the Investment Manager and its affiliate sought and received “no action” relief from the Securities and Exchange Commission staff. The transaction had no impact on the net asset value of the Money Market Portfolio’s shares. It is estimated that had this security been sold to a third party, the Money Market Portfolio would have realized a loss in the amount of approximately $45,000,000. As a result, this estimated loss along with offsetting payments from the Investment Manager, has been reflected in the Statements of Changes in Net Assets. The impact to the Money Market Portfolio’s total return was less than 0.01%.

Note 2 — Significant Accounting Policies

Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented. As a result, the Codification will change how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Company has implemented the Codification as of October 31, 2009.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with GAAP in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2009, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2009, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD AMERITRADE Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

For the year ended October 31, 2009, the Investment Manager and its affiliates waived certain fees and assumed certain expenses in an effort to maintain certain net yields for each Portfolio as follows:

	Investment Management Fees	Investment Management Fees Waived	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived

Money Market
Portfolio	$12,350,433	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$28,397,977	$(18,453,847)	$15,776,588	$(2,798,410)	$6,310,579	$(51,383)
Premium Class	N/A	N/A	2,662,852	(781,397)	364,781	(6,236)	364,781	—
Class A	N/A	N/A	26,887,205	(17,917,894)	12,682,651	(2,267,504)	5,073,015	(42,039)
Select Class	N/A	N/A	9,734,499	(3,344,841)	1,474,951	(131,469)	2,949,815	(25,441)

U.S. Government
Portfolio	4,233,822	(18,573)	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	10,526,006	(9,416,606)	5,847,757	(3,472,861)	2,339,065	(415,705)
Class A	N/A	N/A	13,665,049	(11,936,105)	6,445,781	(3,967,474)	2,578,307	(489,441)

Municipal Portfolio	987,380	(82,044)	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	2,728,633	(2,412,871)	1,515,900	(390,062)	606,211	(16,786)
Class A	N/A	N/A	2,038,103	(1,718,779)	961,370	(239,487)	384,689	(10,023)

California Portfolio	344,462	(124,838)	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,026,497	(906,761)	570,274	(346,010)	228,107	(43,838)
Class A	N/A	N/A	616,685	(529,318)	290,889	(182,736)	116,355	(24,266)

New York Portfolio	186,214	(82,733)	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	522,899	(463,170)	290,508	(178,460)	116,202	(40,253)
Class A	N/A	N/A	371,087	(315,660)	175,031	(106,366)	70,012	(24,861)

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the series of the Company.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2009 and 2008, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total

Money Market Portfolio	2009	$—	$45,689,694	$—	$45,689,694
	2008	—	491,444,000	—	491,444,000
U.S. Government Portfolio	2009	—	10,027,471	2,605	10,030,076
	2008	—	66,934,039	—	66,934,039
Municipal Portfolio	2009	1,357,131	—	—	1,357,131
	2008	13,833,344	39,791	—	13,873,135
California Portfolio	2009	256,782	712	—	257,494
	2008	5,372,175	52,144	21,060	5,445,379
New York Portfolio	2009	106,700	15,604	—	122,304
	2008	3,033,000	8,175	32,446	3,073,621

As of October 31, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)

Money Market Portfolio	$—	$719,844	$—	$—	$(385,918)	$333,926
U.S. Government Portfolio	—	142,293	—	—	(78,428)	63,865
Municipal Portfolio	21,268	—	91,842	—	(21,429)	91,681
California Portfolio	7,289	—	—	(7,176)	(7,748)	(7,635)
New York Portfolio	553	—	—	—	(4,379)	(3,826)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

October 31, 2009, the California Portfolio had capital loss carryforwards available to offset future capital gains of $7,176, expiring October 31, 2016.

During the year ended October 31, 2009, the Municipal Portfolio utilized capital loss carryforwards to offset capital gains of $33,063.

At October 31, 2009, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Temporary Guarantee Program

On October 3, 2008, the Board of Directors of the Company approved the participation by each of the money market portfolios of the Company, including the Portfolios (each, a “Money Market Portfolio” and collectively, the “Money Market Portfolios”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program only protected the shares of each Money Market Portfolio’s shareholders as of September 19, 2008.

Subject to certain conditions and limitations, any shares held by a Money Market Portfolio shareholder as of the close of business on September 19, 2008 were insured against loss under the Program in the event the Money Market Portfolio’s per share net asset value fell below $0.995 (a “Guarantee Event”) and the Money Market Portfolio subsequently liquidated its holdings. The Program only covered the amount a shareholder held in a Money Market Portfolio as of the close of business on September 19, 2008 or the amount the shareholder held as of a Guarantee Event, whichever is less (“protected shares”). A shareholder who had continuously maintained an account with a Money Market Portfolio since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The coverage provided under the Program (and amount available to a shareholder in the event of a Guarantee Event and subsequent Portfolio liquidations) was subject to an overall limit of $50 billion for all money market portfolios participating in the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) required a payment to the U.S. Department of the Treasury (the “Treasury”) in the amount of 0.01% of the net asset value of each Money Market Portfolio as of the close of business on September 19, 2008. This expense was borne by the Money Market Portfolios without regard to any expense limitation in effect at that time for the Money Market Portfolios. The expense for the period November 1, 2008 to September 18, 2009 is included in the statement of operations.

On November 24, 2008, the Treasury announced that the Secretary of the Treasury elected to extend the Program until April 30, 2009 (the “Program Extension”) to support ongoing stability in the market. On December 4, 2008, the Board of Directors approved the participation by each of the Portfolios in the Program Extension. Continued participation in the Program required a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Money Market Portfolio as of the close of business on September 19, 2008. As with the payment for the initial term of the Program, the Program Extension payment was borne by the Money Market Portfolios without regard to any expense limitation in effect at that time for the Money Market Portfolios.

On March 31, 2009, the Treasury announced that the Secretary of the Treasury elected to extend the Program until September 18, 2009 (the “Program Extension”) to support ongoing stability in the market. On April 9, 2009, the Board of Directors approved the participation by each of the Money Market Portfolios in the Program Extension. Continued participation in the Program required a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Money Market Portfolio as of the close of business on September 19, 2008. As with the payment for the previous terms of the Program, the Program Extension payment was borne by the Money Market Portfolios without regard to any expense limitation in effect at that time for the Money Market Portfolios.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through December 18, 2009, the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements as of October 31, 2009.

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—3.9%
$42,842,000	Old Line Funding LLC, 0.23%, due 12/11/09
	(LIQ: Royal Bank of Canada) (Note D)	$42,831,051
36,527,000	Old Line Funding LLC, 0.23%, due 12/15/09
	(LIQ: Royal Bank of Canada) (Note D)	36,516,732
30,000,000	Old Line Funding LLC, 0.27%, due 1/22/10
	(LIQ: Royal Bank of Canada) (Note D)	29,981,550
31,912,000	Old Line Funding LLC, 0.32%, due 2/22/10
	(LIQ: Royal Bank of Canada) (Note D)	31,879,946
25,000,000	Ticonderoga Funding, LLC, 0.29%, due 11/4/09
	(LOC: Bank of America, N.A.) (Note D)	24,999,396
88,000,000	Ticonderoga Funding, LLC, 0.18%, due 11/13/09
	(LOC: Bank of America, N.A.) (Note D)	87,994,720
57,044,000	Ticonderoga Funding, LLC, 0.24%, due 1/5/10
	(LOC: Bank of America, N.A.) (Note D)	57,019,281
19,000,000	Ticonderoga Funding, LLC, 0.32%, due 1/12/10
	(LOC: Bank of America, N.A.) (Note D)	18,987,840

		330,210,516

	BANKS—16.4%
100,000,000	Australia & New Zealand Banking Group, 0.23%, due 1/25/10 (Note D)	99,945,694
14,500,000	Australia & New Zealand Banking Group, 0.62%, due 10/19/10 (Note D)	14,412,098
100,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.23%, due 12/3/09 (Note D)	99,979,556
100,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.32%, due 4/16/10 (Note D)	99,852,444
100,000,000	Bank of Nova Scotia, 0.13%, due 11/30/09	99,989,528
50,000,000	JPMorgan Chase Funding, 0.35%, due 11/19/09 (Note D)	49,991,250
75,000,000	JPMorgan Chase Funding, 0.30%, due 3/22/10 (Note D)	74,911,875
100,000,000	Lloyds TSB Bank PLC, 0.19%, due 11/16/09	99,992,083
25,000,000	Royal Bank of Scotland, 0.20%, due 11/5/09	24,999,444
50,000,000	Royal Bank of Scotland, 0.20%, due 11/13/09	49,996,667
100,000,000	Royal Bank of Scotland, 0.20%, due 11/18/09	99,990,556
50,000,000	Royal Bank of Scotland, 0.20%, due 11/30/09	49,991,944
100,000,000	Royal Bank of Scotland, 0.20%, due 12/4/09	99,981,667
100,000,000	Svenska Handelsbank, Inc., 0.49%, due 12/17/09	99,937,389
100,000,000	UBS Finance (Delaware), 0.21%, due 1/7/10 (GTY: UBS AG)	99,960,917
90,000,000	Westpac Banking Corp., NY, 0.38%, due 11/30/09 (Note D)	89,972,450
75,000,000	Westpac Banking Corp., NY, 0.50%, due 12/14/09 (Note D)	74,955,208
50,000,000	Westpac Banking Corp., NY, 0.19%, due 1/7/10 (Note D)	49,982,319

		1,378,843,089

	DOMESTIC/FOREIGN BANK SUPPORTED—18.6%
100,000,000	BNP Paribas, 0.15%, due 11/4/09 (GTY: BNP Paribas)	99,998,750
100,000,000	BNP Paribas, 0.18%, due 11/24/09 (GTY: BNP Paribas)	99,988,500
75,000,000	BNP Paribas, 0.20%, due 12/7/09 (GTY: BNP Paribas)	74,985,000
50,000,000	Canadian Imperial Holding, 0.19%, due 11/23/09
	(GTY: Canadian Imperial Bank)	49,994,194
100,000,000	Canadian Imperial Holding, 0.41%, due 12/21/09
	(GTY: Canadian Imperial Bank)	99,943,056
100,000,000	CBA (Delaware) Finance, 0.18%, due 12/8/09
	(GTY: Commonwealth Bank of Australia)	99,981,500
100,000,000	CBA (Delaware) Finance, 0.26%, due 2/1/10
	(GTY: Commonwealth Bank of Australia)	99,934,833

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

$38,000,000	ING (US) Funding LLC, 0.24%, due 12/1/09
	(GTY: ING Bank N.V.)	$37,992,400
75,000,000	ING (US) Funding LLC, 0.22%, due 12/4/09 (GTY: ING Bank N.V.)	74,984,875
56,300,000	National Australia Funding, 0.35%, due 11/2/09
	(LOC: National Australia Bank) (Note D)	56,299,453
98,000,000	National Australia Funding, 0.27%, due 11/3/09
	(LOC: National Australia Bank) (Note D)	97,998,530
50,000,000	National Australia Funding, 0.26%, due 2/16/10
	(LOC: National Australia Bank) (Note D)	49,962,104
100,000,000	Nordea North America, Inc., 0.29%, due 11/17/09
	(GTY: Nordea Bank AB)	99,987,111
75,000,000	Nordea North America, Inc., 0.30%, due 12/16/09
	(GTY: Nordea Bank AB)	74,971,875
75,000,000	Rabobank USA Financial, 0.24%, due 2/17/10 (GTY: Rabobank Nederland)	74,946,000
100,000,000	Santander Central Hispanico Finance, 0.35%, due 4/9/10
	(GTY: Banco Santander)	99,845,417
50,000,000	Santander Central Hispanico Finance, 0.65%, due 6/3/10
	(GTY: Banco Santander)	49,806,806
100,000,000	Societe Generale, N.A., 0.15%, due 11/5/09 (GTY: Societe Generale)	99,998,333
50,000,000	Societe Generale, N.A., 0.23%, due 11/13/09 (GTY: Societe Generale)	49,996,167
75,000,000	Societe Generale, N.A., 0.23%, due 11/24/09 (GTY: Societe Generale)	74,988,979

		1,566,603,883

	INDUSTRIAL & OTHER COMMERCIAL PAPER—6.9%
100,000,000	General Electric Capital Corp, 0.18%, due 11/6/09	99,997,500
100,000,000	General Electric Capital Corp, 0.16%, due 12/2/09	99,986,222
80,000,000	Total Capital Canada Ltd, 0.23%, due 11/25/09 (GTY: Total S.A.) (Note D)	79,987,733
60,000,000	Total Capital Canada Ltd, 0.16%, due 12/8/09 (GTY: Total S.A.) (Note D)	59,990,133
100,000,000	Total Capital Canada Ltd, 0.21%, due 1/8/10 (GTY: Total S.A.) (Note D)	99,960,333
100,000,000	Total Capital Canada Ltd, 0.19%, due 1/15/10 (GTY: Total S.A.) (Note D)	99,960,417
40,000,000	University Of California, 0.35%, due 1/8/10	39,973,556

		579,855,894

	TOTAL COMMERCIAL PAPER—45.8%	3,855,513,382

	CERTIFICATES OF DEPOSIT—31.2%
100,000,000	Australia & New Zealand Banking Group, 0.22%, due 11/2/09	100,000,028
50,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.21%, due 11/25/09	50,000,167
75,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.23%, due 12/18/09	75,000,000
50,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.26%, due 12/22/09	50,001,061
25,000,000	Bank of Nova Scotia, 0.22%, due 12/16/09	25,000,318
90,000,000	Bank of Nova Scotia, 0.43%, due 4/20/10	90,000,000
28,500,000	Bank of Nova Scotia, 1.00%, due 6/10/10	28,500,000
50,000,000	Bank of Nova Scotia, 0.93%, due 6/17/10	50,000,000
50,000,000	Bank of Nova Scotia, 0.59%, due 9/22/10	50,004,496
50,000,000	Bank of Nova Scotia, 0.25%, due 10/19/10	50,000,000
100,000,000	Bank of Montreal, 0.18%, due 11/18/09	100,000,000
100,000,000	Bank of Montreal, 0.25%, due 12/15/09	100,000,000
100,000,000	Bank of Montreal, 0.26%, due 1/25/10	100,016,513
25,000,000	Canadian Imperial Bank, 0.26%, due 2/26/10	25,000,000
35,800,000	Canadian Imperial Bank, 0.25%, due 3/3/10	35,800,000
40,000,000	Canadian Imperial Bank, 0.28%, due 10/22/10	40,000,000
50,000,000	Commonwealth Bank of Australia, NY, 0.26%, due 11/19/09	50,000,000
50,000,000	Commonwealth Bank of Australia, NY, 0.29%, due 4/7/10	50,000,000

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

$75,000,000	Credit Agricole, S.A., 0.24%, due 12/10/09	$75,000,000
75,000,000	Credit Agricole, S.A., 0.26%, due 1/11/10	75,000,000
99,000,000	Credit Agricole, S.A., 0.30%, due 5/4/10	99,000,000
100,000,000	Deutsche Bank, AG, 0.28%, due 4/16/10	100,000,000
38,500,000	Deutsche Bank, NY, 0.94%, due 2/16/10	38,566,697
75,000,000	Lloyds TSB Bank, NY, 0.20%, due 11/3/09	75,000,021
75,000,000	Lloyds TSB Bank, NY, 0.20%, due 11/5/09	75,000,042
75,000,000	National Australia Bank, 0.75%, due 7/14/10	75,000,000
75,000,000	National Bank of Canada, NY, 0.26%, due 5/4/10	75,000,000
75,000,000	National Bank of Canada, NY, 0.31%, due 11/2/10	75,000,000
50,000,000	Nordea Bank Finland, NY, 0.20%, due 11/23/09	50,000,000
100,000,000	Rabobank Nederland, NY, 0.32%, due 11/20/09	100,000,527
100,000,000	Rabobank Nederland, NY, 0.30%, due 4/19/10	100,004,687
30,000,000	Royal Bank of Canada, NY, 0.22%, due 12/14/09	30,001,790
100,000,000	Royal Bank of Canada, NY, 0.41%, due 1/11/10	100,000,000
100,000,000	Societe Generale, NY, 0.25%, due 12/31/09	100,001,666
132,000,000	Svenska Handelsbanken, NY, 0.37%, due 11/12/09	132,001,556
50,000,000	Svenska Handelsbanken, NY, 0.21%, due 11/25/09	50,000,167
50,000,000	Westpac Banking Corp., NY, 0.57%, due 9/15/10	50,000,000
75,000,000	Westpac Banking Corp., NY, 0.29%, due 9/27/10	75,006,204

		2,618,905,940

	REGIONAL GOVERNMENT OBLIGATIONS—5.5%
399,200,000	Export Development Canada, 0.65%, due 12/24/09 (Note D)	398,820,536
28,500,000	Province of Manitoba, 4.45%, due 4/12/10	29,016,840
30,000,000	Province of Ontario, 3.13%, due 9/8/10	30,665,482

		458,502,858

	CORPORATE OBLIGATIONS

	BANKS—3.4%
59,000,000	Wachovia Bank, 1.35%, due 5/14/10 (Note A)	59,220,177
92,000,000	Wachovia Corp. MTN, 0.41%, due 12/1/09 (Note A)	92,012,304
75,000,000	Wells Fargo & Co., 0.35%, due 3/23/10 (Note A)	75,021,642
58,750,000	Wells Fargo & Co. MTN, 0.65%, due 8/20/10 (Note A)	58,833,061

		285,087,184

	DOMESTIC/FOREIGN BANK SUPPORTED—1.0%
2,355,000	Anacortes Class Assets LLC, Ser. 2003,
	0.75% (LOC: Bank of America, N.A.) (Note C)	2,355,000
1,785,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004,
	0.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,785,000
53,760,000	Corp. Fin. Mngrs., Inc., Integrated Loan Prog., Pooled Adj. Rate Tax.
	Demand Bonds, Ser. B, 0.30% (LOC: Wells Fargo Bank, N.A.) (Note C)	53,760,000
11,560,000	Country Class Assets, LLC, Ser. 2004A, 0.75%
	(LOC: Bank of America, N.A.) (Note C)	11,560,000
2,812,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Bonds, Ser. 2003,
	0.30% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,812,000
835,000	Lauren Co LLC, Adj. Rate Demand Bonds,
	0.40% (LOC: Wells Fargo Bank, N.A.) (Notes C, D)	835,000
1,300,000	PCP Investors LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003,
	0.30% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,300,000

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

$7,330,000	Riddle Memorial Hospital Healthcare Center III Associates,
	Tax. Adj. Rate Demand Bonds, Ser. 2003,
	0.35% (LOC: PNC Bank, N.A.) (Notes C, D)	$7,330,000
2,320,000	Sound Class Assets LLC, Ser. 2003A,
	0.75% (LOC: Bank of America, N.A.) (Note C)	2,320,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds,
	0.30% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000

		85,557,000

	FINANCIALS—1.0%
60,100,000	General Electric Capital Corp., 0.31%, due 1/4/10 (Note A)	60,111,526
24,800,000	Toyota Motor Credit Corp., 0.27%, due 9/10/10 (Note A)	24,800,000

		84,911,526

	TOTAL CORPORATE OBLIGATIONS—5.4%	455,555,710

	TAXABLE MUNICIPAL OBLIGATIONS—5.2%
35,000,000	California PCFA, Pacific Gas & Electric Proj., Ser. C,
	0.19% (LOC: JPMorgan Chase & Co.) (Note C)	35,000,000
60,000,000	Denver, City & County, TECP, 0.30% (Note C)	60,000,000
20,000,000	Denver, City & County, TECP, 0.30% (Note C)	20,000,000
12,600,000	Illinois DFA, American College of Surgeons Project,
	0.45% (LOC: Northern Trust Company) (Note C)	12,600,000
50,000,000	Long Island, Power Authority, Sub-Ser. 3B,
	0.18% (LOC: WestLB AG) (Note C)	50,000,000
12,000,000	Los Angeles County, Leasing Authority, TECP, 0.40% (Note C)	12,000,000
10,250,000	Los Angeles County, Leasing Authority, TECP, 0.40% (Note C)	10,250,000
58,000,000	Los Angeles County, Leasing Authority, TECP, 0.30% (Note C)	58,000,000
10,000,000	Minnesota State, Office of Higher Education, Ser A,
	0.36% (LOC: U.S. Bank, N.A.) (Note C)	10,000,000
8,850,000	Mississippi Business Finance Corp, Pottery Barn, Inc. Project, Ser B.,
	1.24% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,850,000
8,340,000	New Hampshire Business Finance Authority, Ser. B,
	0.35% (LOC: Bank of America, N.A.) (Note C)	8,340,000
22,460,000	NYC HDC, Chelsea Centro Project, Ser. B,
	0.37% (LOC: Bayerische Landesbank GZ) (Note C)	22,460,000
29,000,000	Port Bellingham IDC, BP West Coast Prods. LLC Proj.,
	0.22% (LOC: BP West Products, LLC) (Note C)	29,000,000
7,520,000	State of New York HFA, Dekalb Ace Proj., 0.20% (Note C)	7,520,000
14,900,000	State of New York, Environmental Quality Proj., Ser. G,
	0.55%, due 12/7/09	14,900,000
27,685,000	State of Texas, Chelsea Centro Project,
	0.35% (LOC: Bayerische Landesbank GZ) (Note C)	27,685,000
5,000,000	Superior Wisconsin, IDA, Amsoil Inc. Proj.,
	0.30% (LOC: Wells Fargo Bank, N.A.) (Note C)	5,000,000
43,000,000	Valdez Alaska, BP Pipelines Proj., Ser. B, 0.17% (Note C)	43,000,000

		434,605,000

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	REPURCHASE AGREEMENTS
$160,000,000	Barclays Capital, Inc.
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $160,000,800
	• fully collateralized by a $155,270,300 U.S. Treasury Note, coupon 4.00%
	maturity 8/15/18, value $163,200,089	$160,000,000

261,536,000	Deutsche Bank Securities Inc.
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $261,537,308
	• fully collateralized by various Freddie Mac obligations, coupon range
	2.91%-4.75% maturity range 10/18/10-11/17/15, value $266,767,196	261,536,000

275,000,000	RBC Capital Markets Corp.
	• 0.07% dated 10/30/09, due 11/2/09 in the amount of $275,001,604
	• fully collateralized by various U.S. government obligations, coupon
	range 0.00%-5.50% maturity range 1/19/10-6/13/18, value $280,502,825	275,000,000

	TOTAL REPURCHASE AGREEMENTS—8.3%	696,536,000

	TOTAL INVESTMENTS (Cost $8,519,618,890)—101.4%	8,519,618,890

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.4%)	(114,003,642)

	NET ASSETS—100.0%	$8,405,615,248

Please see accompanying notes to financial statements.

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—18.2%
$139,057,000	Discount Notes, 0.33%, due 12/9/09 (Note E)	$139,008,562
85,603,000	Discount Notes, 0.34%, due 12/16/09 (Note E)	85,566,619
100,000,000	Discount Notes, 0.17%, due 12/17/09 (Note E)	99,978,278
70,000,000	Discount Notes, 0.11%, due 1/5/10 (Note E)	69,986,097
30,000,000	Discount Notes, 0.31%, due 1/20/10 (Note E)	29,979,666
20,230,000	Notes, 4.63%, due 12/15/09 (Note E)	20,339,529
54,945,000	Notes, 1.50%, due 9/16/10 (Note E)	55,464,311

		500,323,062

	FEDERAL FARM CREDIT BANK—15.4%
36,000,000	Discount Notes, 0.45%, due 11/3/09	35,999,100
36,000,000	Discount Notes, 0.50%, due 12/3/09	35,984,000
63,700,000	Notes, 0.90%, due 12/16/09	63,711,976
9,100,000	Notes, 3.88%, due 12/17/09	9,135,686
95,000,000	Notes, 2.38%, due 4/7/10	95,879,117
36,500,000	Notes, 0.18%, due 5/26/10	36,502,341
26,500,000	Notes, 0.40%, due 10/1/10	26,493,748
120,000,000	Notes, 0.17%, due 10/26/10 (Note A)	120,000,000

		423,705,968

	FEDERAL HOME LOAN BANK—18.1%
175,000,000	Discount Notes, 0.12%, due 1/13/10	174,957,412
48,000,000	Discount Notes, 0.13%, due 1/15/10	47,987,498
82,100,000	Discount Notes, 0.50%, due 5/13/10 (Note A)	82,100,000
11,800,000	Discount Notes, 0.25%, due 8/12/10 (Note A)	11,799,494
9,725,000	Notes, 5.00%, due 12/11/09	9,776,833
140,000,000	Notes, 0.80%, due 12/30/09	140,144,803
29,900,000	Notes, 0.55%, due 5/28/10	29,937,219

		496,703,259

	FREDDIE MAC—29.0%
75,000,000	Discount Notes, 0.22%, due 11/24/09 (Note E)	74,989,459
75,000,000	Discount Notes, 0.22%, due 11/25/09 (Note E)	74,989,000
50,000,000	Discount Notes, 0.20%, due 12/2/09 (Note E)	49,991,389
230,200,000	Discount Notes, 0.13%, due 12/21/09 (Note E)	230,157,114
150,000,000	Discount Notes, 0.34%, due 1/25/10 (Note E)	149,879,583
167,000,000	Notes, 4.75%, due 11/3/09 (Note E)	167,040,598
50,000,000	Notes, 4.13%, due 11/30/09 (Note E)	50,154,140

		797,201,283

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—80.7%	2,217,933,572

	U.S. TREASURY OBLIGATIONS—3.5%
97,000,000	U.S. Treasury STRIPS, 3.22%, due 11/15/09 (Note B)	96,987,883

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	REPURCHASE AGREEMENTS—14.3%
$100,000,000	Barclays Bank
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $100,000,500
	• fully collateralized by a $78,362,000 U.S. Treasury Bond, coupon 6.63%
	maturity 2/15/27, value $102,000,059	$100,000,000

69,354,000	Deutsche Bank Securities Inc.
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $69,354,347
	• fully collateralized by various Fannie Mae obligations, coupon range
	0.00%-3.38% maturity range 11/12/09-5/19/11, value $70,741,968	69,354,000

225,000,000	RBC Capital Markets Corp.
	• 0.07% dated 10/30/09, due 11/2/09 in the amount of $225,001,313
	• fully collateralized by various U.S. government obligations,
	coupon range 0.38%-3.63% maturity range 10/8/10-10/18/13,
	value $229,500,973	225,000,000

		394,354,000

	TOTAL INVESTMENTS (Cost $2,709,275,455)—98.5%	2,709,275,455

	OTHER ASSETS AND LIABILITIES, NET—1.5%	41,147,576

	NET ASSETS—100.0%	$2,750,423,031

Please see accompanying notes to financial statements.

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.7%
$9,600,000	Decatur IDB Solid Waste Disp. Rev. Bonds (BP Amoco Chem. Co.)
	Ser. 1995, 0.22% (Note C)	$9,600,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.)
	0.40% (LOC: U.S. Bank, N.A.) (Notes C, D)	4,650,000

		14,250,000

	ALASKA—1.2%
9,900,000	Valdez Marine Terminal Rev. Bonds (BP Pipelines) Ser. B, 1.27% (Note C)	9,900,000

	CALIFORNIA—5.2%
26,881,179	Freddie Mac MFC Rev. Bonds, Ser. M001,
	0.38% (LOC: Freddie Mac) (Notes C, D, E)	26,881,179
10,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.30%, due 12/3/09	10,000,000
5,400,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.35%, due 1/7/10	5,400,000

		42,281,179

	COLORADO—2.2%
1,115,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.)
	0.41% (LOC: U.S. Bank, N.A.) (Note C)	1,115,000
10,000,000	Denver City & Cnty TECP, 0.40%, due 11/6/09	10,000,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.)
	0.18% (LOC: U.S. Bank, N.A.) (Note C)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.)
	0.41% (LOC: Bank One, N.A.) (Note C)	2,000,000
1,100,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.)
	0.37% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,100,000

		18,115,000

	CONNECTICUT—1.5%
12,100,000	HEFA Rev. Bonds, TECP (Yale University) 0.35%, due 2/4/10	12,100,000

	FLORIDA—2.6%
7,025,000	Alachua Cty., HFA Rev. Bonds (Brookside Apts. Proj.)
	0.31% (LOC: Fannie Mae) (Notes C, E)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.)
	0.31% (LOC: Fannie Mae) (Notes C, E)	2,500,000
12,050,000	Miami-Dade Cty., IDA Rev. Bond,
	0.37% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	12,050,000

		21,575,000

	GEORGIA—0.6%
4,700,000	Douglas Cty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A,
	0.36% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,700,000

	ILLINOIS—6.3%
20,918,000	Educ. Facs. Authority TECP, 0.35%, due 12/9/09
	(LOC: JPMorgan Chase Bank, N.A.)	20,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. B,
	0.15% (LOC: Northern Trust Company) (Note C)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. C,
	0.14% (LOC: Northern Trust Company) (Note C)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A,
	0.23% (LOC: Northern Trust Company) (Note C)	3,600,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

$5,000,000	Fin. Auth. Rev. Bonds (Univ. Chicago Med. Ctr.) Ser. B-2,
	0.20% (LOC: Bank of Montreal) (Note C)	$5,000,000
10,000,000	Fin Auth. TECP, 0.27%, due 11/6/09	10,000,000
2,000,000	Fin Auth. TECP, 0.25%, due 11/6/09	2,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.)
	0.30% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,100,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 1.40% (LOC: LaSalle Bank, N.A.) (Note C)	3,630,000
600,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) 0.22% (Note C)	600,000

		51,448,000

	INDIANA—3.3%
24,000,000	DFA Rev. Bonds, TECP (Pure Air on Lake Proj.)
	0.28%, due 11/4/09 (LOC: Landesbank Hessen-Theuringen GZ)	24,000,000
925,000	DFA Rev. Bonds (Sheet Metal Workers Local 20)
	0.51% (LOC: US Bank, N.A.) (Note C)	925,000
2,400,000	Whiting Env. Fac. Bonds (BP Products N.A. Proj.) 0.22% (Note C)	2,400,000

		27,325,000

	IOWA—1.9%
8,780,000	Fin. Auth. IDRB (Cone Enterprise Proj.)
	0.37% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,780,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.)
	0.42% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,998,000
1,540,000	Fin. Auth. Rev. Bonds (Embria Health)
	0.36% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,540,000

		15,318,000

	KENTUCKY—0.5%
4,000,000	Williamstown League of Cities Funding Trust, Ser. B,
	0.22% (LOC: U.S. Bank, N.A.) (Note C)	4,000,000

	LOUISIANA—0.3%
2,789,000	Calcasieu Parish PTA Rev. Bonds (WPT Corp. Proj.)
	0.40% (LOC: Bank of America, N.A.) (Note C)	2,789,000

	MARYLAND—1.0%
7,912,000	Maryland State Health and Higher Ed.
	(Pooled Land Proj.) Ser. D, 0.23% (Note C)	7,912,000

	MASSACHUSETTS—2.6%
9,200,000	School Bldg. Auth. TECP, 0.27%, due 12/10/09	9,200,000
12,000,000	Wtr. Res. Auth. TECP, 0.32%, due 12/11/09	12,000,000

		21,200,000

	MICHIGAN—2.1%
8,255,000	HDA Rev. Bonds (Alderwood Proj.) 0.40% (LOC: FHLB) (Note C)	8,255,000
8,765,000	Municipal Bond Auth., St. Aid Notes, Ser. 3,
	2.50%, due 8/20/10 (LOC: Scotiabank)	8,879,716

		17,134,716

	MINNESOTA—10.6%
3,000,000	Eden Prairie MFH Rev. Bonds, 0.46% (LOC: LaSalle Bank, N.A.) (Note C)	3,000,000
8,075,000	Minnesota-St. Paul Aprts TECP, 0.45%, due 11/5/09	8,075,000
10,925,000	Minnesota-St. Paul Aprts TECP, 0.45%, due 1/4/10	10,925,000
6,768,000	Minnesota-St. Paul Aprts TECP, 0.55%, due 1/5/10	6,768,000
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B,
	0.29% (LOC: U.S. Bank, N.A.) (Note C)	5,000,000

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

$16,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A,
	0.42% (LOC: LaSalle Bank, N.A.) (Note C)	$16,950,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003,
	0.42% (LOC: LaSalle Bank, N.A.) (Note C)	11,705,000
9,550,000	St. Louis Park Rev. Bond (Park Nicollet Health Proj.) Ser. A,
	0.17% (LOC: Wells Fargo & Co.) (Note C)	9,550,000
15,000,000	St. Louis Park Rev. Bond (Park Nicollet Health Proj.) Ser. B-2,
	0.17% (LOC: Wells Fargo & Co.) (Note C)	15,000,000

		86,973,000

	MISSOURI—0.7%
6,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A,
	0.18% (LOC: U.S. Bank, N.A.) (Note C)	6,000,000

	NEW JERSEY—2.9%
635,000	EDA Rev. Bonds (Accurate Box Co.)
	0.37% (LOC: Wells Fargo Bank, N.A.) (Note C)	635,000
15,000,000	EDA TECP, 0.35%, due 1/7/10	15,000,000
8,000,000	New Jersey State, TRANS, 2.50%, due 6/24/10	8,101,615

		23,736,615

	NEW MEXICO—0.6%
5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1,
	0.20% (LOC: State Street Bank & Trust Co.) (Note C)	5,000,000

	NEW YORK—16.7%
30,000,000	Environmental Quality Rev. Bonds, Ser. G,
	0.55% (LOC: WestLB AG) (Note C)	30,000,000
28,500,000	HFA Rev. Bonds (42nd & 10th Proj.) Ser. A, 0.27% (Note C)	28,500,000
8,700,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 0.20%
	(LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemberg) (Note C)	8,700,000
15,000,000	Metropolitan Trans. Auth., RANS, 2.00%, due 12/31/09	15,039,466
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A,
	0.23% (LOC: Fannie Mae) (Notes C, E)	7,000,000
17,500,000	NYC Trust for Cultural Res. Rev. Bonds, (Julliard School) Ser. C, 0.65% (Note C)	17,500,000
10,000,000	Nassau Health Care Corp., Ser. D-1,
	0.18% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	10,000,000
2,400,000	NYC GO, Ser. F-6, 0.22% (LOC: Morgan Guaranty Trust) (Note C)	2,400,000
18,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.20%, due 11/5/09
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia;
	Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.;
	Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	18,000,000

		137,139,466

	OREGON—0.2%
1,480,000	EDR Bonds (Antelope Acquisition Proj.)
	0.43% (LOC: US Bank, N.A.) (Note C)	1,480,000

	PENNSYLVANIA—3.1%
7,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-1, 0.20% (Note C)	7,000,000
8,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-4, 0.22% (Note C)	8,000,000
10,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.)
	Ser. A-5, 0.53% (Note C)	10,000,000

		25,000,000

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	SOUTH CAROLINA—0.7%
$5,500,000	Three Rivers Solid Waste Disp. Rev. Bonds, Ser. A,
	0.60%, due 4/1/10 (LOC: U.S. Bank, N.A.)	$5,500,000

	TEXAS—10.2%
16,785,000	Austin TECP, 0.45%, due 11/9/09	16,785,000
2,000,000	Calhoun Cty. Naval IDA Rev. Bonds, 0.22% (Note C)	2,000,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.)
	0.31% (LOC: Fannie Mae) (Notes C, E)	6,000,000
700,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
	(BP Amoco Chem. Proj.) 0.22% (Note C)	700,000
22,950,000	Houston Hotel Occupancy TECP, Ser. A,
	0.35% due 12/1/09 (LOC: Bank of New York, NY)	22,950,000
30,000,000	State of Texas TRANS, 2.50%, due 8/31/10	30,506,443
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.)
	Ser. A, 0.15% (Note C)	5,000,000

		83,941,443

	UTAH—1.8%
10,000,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.41% (LOC: DEPFA Bank) (Note C)	10,000,000
4,660,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.22% (Note C)	4,660,000

		14,660,000

	VARIOUS STATES—3.7%
19,972,496	Freddie Mac MFC Rev. Bonds, Ser. M002,
	0.38% (LOC: Freddie Mac) (Notes C, D, E)	19,972,496
10,354,204	Freddie Mac MFC Rev. Bonds, Ser. M008,
	0.38% (LOC: Freddie Mac) (Notes C, D, E)	10,354,204

		30,326,700

	VIRGINIA—0.7%
6,000,000	Norfolk EDA (Sentara Healthcare Proj.) Ser. C, 0.18% (Note C)	6,000,000

	WASHINGTON—8.0%
400,000	EDA Rev. Bonds (Seadrunar Proj.) 0.22% (LOC: US Bank, N.A.) (Note C)	400,000
2,500,000	HFC Rev. Bonds (Auburn Meadows Proj.) Ser. A,
	0.39% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,500,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A,
	0.32% (LOC: Fannie Mae) (Notes C, E)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living)
	0.32% (LOC: Fannie Mae) (Notes C, E)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.)
	0.31% (LOC: Fannie Mae) (Notes C, E)	6,365,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.)
	0.28% (LOC: US Bank, N.A.) (Note C)	1,600,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A,
	0.32% (LOC: Fannie Mae) (Notes C, E)	2,000,000
7,400,000	HFC Rev. Bonds (Olympics Place Proj.)
	0.30% (LOC: U.S. Bank, N.A.) (Note C)	7,400,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A,
	0.54% (LOC: US Bank, N.A.) (Note C)	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A,
	0.34% (LOC: Fannie Mae) (Notes C, E)	4,620,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.)
	0.54% (LOC: US Bank, N.A.) (Note C)	800,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

$11,460,000	Port of Seattle Rev. TECP, Ser. A-2,
	0.35%, due 12/2/09 (LOC: Bayerische Landesbank GZ)	$11,460,000
10,455,000	Port of Seattle Rev. TECP, Ser. A-2,
	0.60%, due 1/6/10 (LOC: Bayerische Landesbank GZ)	10,455,000

		65,370,000

	WISCONSIN—4.5%
11,371,000	State of Wisconsin, TECP, 0.32%, due 1/13/10	11,371,000
25,000,000	State of Wisconsin, TECP, 2.50%, due 6/15/10	25,317,307

		36,688,307

	WYOMING—1.8%
15,000,000	Student Loan Auth., Ser. A-2, 0.29%
	(LOC: Royal Bank of Canada) (Note C)	15,000,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $812,863,426)—99.2%	812,863,426

	OTHER ASSETS AND LIABILITIES, NET—0.8%	6,885,264

	NET ASSETS—100.0%	$819,748,690

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—99.3%
$4,900,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt Loma Nazarene)
	0.16% (LOC: Wells Fargo Bank, N.A.) (Note C)	$4,900,000
2,700,000	Dept. of Water Resources Rev. Bonds, Ser. B-5,
	0.18% (LOC: Bayerische Landesbank GZ) (Note C)	2,700,000
4,300,000	Dept. of Water Resources Rev. Bonds, Ser. C-8,
	0.24% (LOC: Bayerische Landesbank GZ) (Note C)	4,300,000
15,040,000	Econ. Rec. Bonds, Ser. C11, 0.16% (LOC: BNP Paribas) (Note C)	15,040,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.17% (Note C)	12,900,000
25,180,945	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.38% (LOC: Freddie Mac) (Notes C, D, E)	25,180,945
10,412,897	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.38% (LOC: Freddie Mac) (Notes C, D, E)	10,412,897
500,000	GO Bonds, Ser. A-1, 0.22% (LOC: WestLB AG) (Note C)	500,000
5,000,000	GO Bonds, Ser. A-3, 0.18% (LOC: WestLB AG) (Note C)	5,000,000
12,300,000	GO Bonds, Ser. B-3, 0.18% (LOC: BNP Paribas) (Note C)	12,300,000
4,500,000	GO Bonds, Ser. C-2, 0.20% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	4,500,000
1,400,000	HFA Rev. Bonds (Adventist Health Sys. Proj.) Ser. B,
	0.15% (LOC: U.S. Bank, N.A.) (Note C)	1,400,000
2,900,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.)
	0.35% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,900,000
1,195,000	Infrastructure & EDR Bonds, Ser. A, 0.61% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,195,000
1,037,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds,
	0.16% (LOC: State Street Bank & Trust Co.) (Note C)	1,037,000
3,862,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds,
	0.18% (LOC: Bank of America, N.A.) (Note C)	3,862,000
1,700,000	Irvine Ranch Water Dist. Rev. Bonds,
	0.15% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	1,700,000
2,000,000	Irvine Unified School District (Comm. Facs. Proj.)
	0.18% (LOC: Bank of America, N.A.) (Note C)	2,000,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.)
	0.28% (LOC: Fannie Mae) (Notes C, E)	7,700,000
1,900,000	Long Beach Cty. TECP, 0.50%, due 6/2/09 (LOC: JPMorgan Chase Bank, N.A.)	1,900,000
5,500,000	Los Angeles Cty. Leasing, TECP, 0.30%, due 1/4/10 (LOC: Bank of America, N.A)	5,500,000
8,500,000	Los Angeles Cty. Leasing, TECP, 0.30%, due 1/5/10 (LOC: Bank of America, N.A.)	8,500,000
7,000,000	Los Angeles Community Redev. Rev. Bonds (Wilshire Station Apts. Proj,)
	0.24% (LOC: Bank of America, N.A.) (Note C)	7,000,000
4,900,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. A,
	0.20% (LOC: BNP Paribas) (Note C)	4,900,000
1,500,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. C-1,
	0.18% (LOC: BNP Paribas) (Note C)	1,500,000
1,530,000	Muni. Fin. Auth. Rev. Bonds, (Goodwill Inds.-Orange Cnty.)
	0.26%, (LOC: Wells Fargo Bank, N.A.) (Note C)	1,530,000
3,800,000	Muni. Fin. Auth. Rev. Bonds, (La Sierra Univ. Proj.) Ser. B,
	0.26%, (LOC: Wells Fargo Bank, N.A.) (Note C)	3,800,000
4,393,000	Northstar Comm. Housing Corp., Ser. A, 0.26% (LOC: U.S. Bank, N.A.) (Note C)	4,393,000
9,100,000	PCR Fin. Auth. Rev. Bonds (Atlantic Richfield Co. Proj.) Ser. A, 0.22% (Note C)	9,100,000
2,700,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B,
	0.15% (LOC: JPMorgan Chase Bank) (Note C)	2,700,000
600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C,
	0.19% (LOC: JPMorgan Chase Bank) (Note C)	600,000
4,500,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.25%, due 12/9/09	4,500,000
10,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.35%, due 1/7/10	10,000,000
4,860,000	Sacramento MUD Rev. Bonds, Ser. J, 0.16%, (LOC: Bank of America, N.A.) (Note C)	4,860,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

$8,000,000	Sacramento Muni. Utl. Auth. TECP, 0.30%, due 12/3/09	$8,000,000
6,500,000	Sacramento Muni. Utl. Auth. TECP, 0.30%, due 1/15/10	6,500,000
3,300,000	Sacramento Yolo, Port Auth., Rev. Bonds, (CA Free Trade Project),
	0.31% (LOC: Wells Fargo Bank, N.A.) (Note C)	3,300,000
1,115,000	San Francisco Airport TECP, 0.35%, due 2/3/10	1,115,000
10,000,000	San Francisco County, Trans. Auth. TECP, 0.35%, due 11/17/09	10,000,000
6,000,000	San Gabriel Valley Govt. TECP, 0.25%, due 11/4/09	6,000,000
6,500,000	San Gabriel Valley Govt. TECP, 0.30%, due 12/2/09	6,500,000
2,500,000	San Gabriel Valley Govt. TECP, 0.30%, due 1/7/10	2,500,000
6,250,000	San Jose Redev. Agency Tax Allocation (Set Aside-Merged) Ser. C,
	0.22% (LOC: Bank of New York, NY) (Note C)	6,250,000
4,600,000	San Jose Fin. Auth. Rev. Bonds, (Civic Center Proj.) Ser. A,
	0.17% (LOC: Bank of Nova Scotia) (Note C)	4,600,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A,
	0.17% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,000,000
500,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A,
	0.18% (LOC: U.S. Bank, N.A.) (Note C)	500,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A,
	0.36% (LOC: Wells Fargo Bank, N.A.) (Note C)	7,700,000
1,200,000	Santa Fe Springs IDA (Metal Ctr. Prj.) Ser. A,
	0.32% (LOC: Bank of America, N.A.) (Note C)	1,200,000
6,100,000	South San Franscisco MFH (Magnolia Plaza Apts.) Ser. A, 0.28% (Note C)	6,100,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 0.26% (LOC: Fannie Mae) (Notes C, E)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.)
	0.23% (LOC: Fannie Mae) (Notes C, E)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.)
	0.10% (LOC: U.S. Bank, N.A.) (Note C)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.27% (LOC: Fannie Mae) (Notes C, E)	3,600,000
7,000,000	University of CA TECP, 0.25%, due 1/8/10	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $289,380,842)—99.3%	289,380,842

	OTHER ASSETS AND LIABILITIES, NET—0.7%	2,049,364

	NET ASSETS—100.0%	$291,430,206

Please see accompanying notes to financial statements.

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—99.9%
$3,700,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A,
	0.28% (LOC: Fannie Mae) (Notes C, E)	$3,700,000
4,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.33%, due 1/13/10	4,000,000
3,000,000	Dorm. Auth. Rev. Bonds (City University) Ser. C,
	0.18% (LOC: Bank of America, N.A.) (Note C)	3,000,000
5,800,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.20% (Note C)	5,800,000
3,000,000	Dorm. Auth. Rev. Bonds (University of Rochester) Ser. B-1, 0.20% (Note C)	3,000,000
1,700,000	Dutchess Cty. IDA Rev. Bonds (Marist College)
	0.23% (LOC: Bank of New York, NY) (Note C)	1,700,000
6,600,000	Energy Research & Dev. Auth. Facs. Rev. Bonds (Long Island Ltd.) Ser. A,
	0.25% (LOC: Royal Bank of Scotland Group PLC) (Note C)	6,600,000
7,000,000	Environmental Quality, Ser. G, 0.55% (LOC: WestLB AG) (Note C)	7,000,000
2,325,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A,
	0.22% (LOC: FHLB) (Note C)	2,325,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A,
	0.25% (LOC: Fannie Mae) (Notes C, E)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A,
	0.25% (LOC: Fannie Mae) (Notes C, E)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A,
	0.23% (LOC: Freddie Mac) (Notes C, E)	1,000,000
6,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A,
	0.27% (LOC: Fleet National Bank) (Note C)	6,500,000
11,700,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A,
	0.25% (LOC: Freddie Mac) (Notes C, E)	11,700,000
2,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A,
	0.28% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	2,600,000
6,500,000	HFA Rev. Bonds (42nd & 10th St. Proj.) Ser. A,
	0.27% (LOC: Landesbank Baden-Wuerttemberg GZ) (Note C)	6,500,000
3,000,000	HFA Rev. Bonds (Dekalb Ace Housing Proj.), Ser. B,
	0.20% (LOC: Wachovia Bank, N.A.) (Note C)	3,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A,
	0.24% (LOC: Fannie Mae) (Notes C, E)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.27% (LOC: Fannie Mae) (Notes C, E)	2,250,000
5,500,000	LGAC Rev. Bonds, Ser. B, 0.22% (LOC: WestLB AG) (Note C)	5,500,000
2,900,000	LGAC Rev. Bonds, Ser B, 0.20% (LOC: Bank of Nova Scotia) (Note C)	2,900,000
700,000	Long Island Power Auth. Rev. Bonds, Ser. 3B, 0.18% (LOC: WestLB AG) (Note C)	700,000
6,000,000	Long Island Power Auth. TECP, 0.37%, due 12/3/09 (LOC: WestLB AG)	6,000,000
5,000,000	Metropolitan Trans. Auth., RANS, 2.00%, due 12/31/09	5,013,155
400,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.20% (Note C)	400,000
10,820,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B,
	0.19% (LOC: Bank of America, N.A.) (Note C)	10,820,000
300,000	NYC GO Bonds, Sub-Ser. I6, 0.22% (LOC: Calsters) (Note C)	300,000
3,700,000	NYC GO Bonds, Sub-Ser. J2, 0.20% (LOC: WestLB AG) (Note C)	3,700,000
7,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A,
	0.25% (LOC: Freddie Mac) (Notes C, E)	7,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A,
	0.23% (LOC: Fannie Mae) (Notes C, E)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A,
	0.23% (LOC: Fannie Mae) (Notes C, E)	5,000,000
4,930,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.)
	0.20% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4,930,000

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

$700,000	NYC IDA Rev. Bonds (USA Waste Services)
	0.09% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	$700,000
8,800,000	NYC Transitional Future Tax Secured, Ser. A,
	0.20% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	8,800,000
5,000,000	NYC Trust for Cultural Res. Rev. Bonds, (Julliard School) Ser. C, 0.65% (Note C)	5,000,000
7,350,000	NYC Trust for Cultural Res. Rev. Bonds, (Manhattan School Music) Ser. A,
	0.12% (LOC: Wells Fargo Bank, N.A.) (Note C)	7,350,000
7,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.20%, due 11/5/09
	(LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of
	New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.;
	Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	7,000,000
600,000	Suffolk Cty. IDA Rev. Bonds, (Touro College Proj.)
	0.20% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	600,000
2,500,000	Tompkin Cty. IDA Rev. Bonds, (Cornell Univ. Proj.) Ser. A-2, 0.21% (Note C)	2,500,000
5,500,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B,
	0.18% (LOC: State Street Bank & Trust Co.) (Note C)	5,500,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $170,488,155)—99.9%	170,488,155

	OTHER ASSETS AND LIABILITIES, NET—0.1%	136,386

	NET ASSETS—100.0%	$170,624,541

Please see accompanying notes to financial statements.

38

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — October 31, 2009

(A)	Variable rate securities. The rate shown is the current rate on October 31, 2009. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2009, the securities amounted to $1,935,357,649 or 23.0% of net assets of the Money Market Portfolio, $61,857,879 or 7.5% of net assets of the Municipal Portfolio and $35,593,842 or 12.2% of net assets of the California Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(E)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

Description of Abbreviations

CDA	Community Development Authority	IDC	Industrial Development Corporation
DFA	Developmental Finance Authority	IDRB	Industrial Development Revenue Bond
EDA	Economic Development Authority	LGAC	Local Government Advisory Committee
EDC	Economic Development Corporation	LIQ	Liquidity Agreement
EDR	Economic Development Revenue	LOC	Letter of Credit
FHLB	Federal Home Loan Bank	MFC	Multi-Family Certificates
GO	General Obligation	MFH	Multi-Family Housing
GTY	Guarantee	MTN	Medium Term Note
HDA	Housing Development Authority	MUD	Municipal Urban Development
HDC	Housing Development Corporation	PCFA	Pollution Control Finance Authority
HEFA	Housing & Educational Finance Authority	PCR	Pollution Control Revenue Bond
HFA	Housing Finance Authority	PTA	Public Transportation Authority
HFC	Housing Finance Commission	RANS	Revenue Anticipation Notes
IDA	Industrial Development Authority	STRIPS	Separately Traded Registered Interest and
IDB	Industrial Development Board		Principal Securities
		TECP	Tax-Exempt Commercial Paper
		TRANS	Tax & Revenue Anticipation Notes

39

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio of TD Asset Management USA Funds Inc. at October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 18, 2009

40

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors” as of December 18, 2009. A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment adviser or TD AMERITRADE Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 800-431-3500; or TD AMERITRADE, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple	12	None.
		12/12/95	Foundation since February 2007; Chairman
c/o TDAM USA Inc.			of CheckSpring Community Corporation
31 West 52nd Street			from 2004 through June 2007; Chief
New York, NY 10019			Executive Officer of American Red Cross
(Nassau County Chapter) from June 2003
Age: 66			through 2004; Chief Operating Officer of
National Center for Disability Services in
2002; President of Teamwork Management,
Inc. from 1996 through 2001; Trustee of The
Shannon McCormack Foundation since
1988, The Kevin Scott Dalrymple
Foundation since 1993; Director of Dime
Bancorp, Inc. from 1990 through January
2002; Director of the Council of
Independent Colleges since 2000.

PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
March 2001; and
Age: 71					Director of George
Weston Limited
since May 2000.

JAMES E. KELLY	Director	Since	Consultant and financial services attorney in	12	None.
		12/4/08	private practice since June 2002; senior
c/o TDAM USA Inc.			advisor of New York State Banking
31 West 52nd Street			Department from September 2009 through
New York, NY 10019			November 2009; teacher at Empire State
College since March 2008; Chief Financial
Age: 57			Officer at Brooklyn Academy of Music, Inc.
from September 2007 to December 2007;
Consultant to the Health Care Chaplaincy
from February 2003 to June 2006; Trustee
of Albany Law School since 2000; and
General Counsel for Dime Bancorp, Inc.
from January 1998 through May 2002.

41

Directors and Officers Information
(Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

DONALD J. HERREMA	Director	Since	Financial services executive and advisor;	12	Director of
		3/30/09	Founder of BlackSterling Partners, LLC, since		Lepercq, de
c/o TDAM USA Inc.			2004; Executive Vice Chairman of Kennedy		Neuflize and Co.
31 W. 52nd Street			Wilson International since 2009; Senior		since 2009.
New York, NY 10019			Advisor of Stone Point Capital since 2008;
Managing Director, Head of Private Wealth
Age: 56			Management for Morgan Stanley, 2006
through 2008; Chairman and CEO of Loring
Ward International, LTD from 2005 through
2006; CEO of Atlantic Trust (INVESCO) from
2001 through 2004; Chief Executive Officer
of Bessemer Trust from 1993 through 2000;
Trustee of Christ Church (NYC) since 1999;
Trustee of Whittier College since 1995.

LAWRENCE J. TOAL	Director	Since	Vice Chairman of the Board of Trustees of	12	None.
		12/12/95	New York City Big Brothers/Big Sisters since
c/o TDAM USA Inc.			2000; Chairman of the Board of Trustees of
31 West 52nd Street			the Healthcare Chaplaincy since 1990;
New York, NY 10019			President and Chief Executive Officer of
Dime Bancorp, Inc. from July 2000 through
Age: 72			February 2002; Chairman, President and
Chief Executive Officer of Dime Bancorp,
Inc. from January 1997 through June 2000;
and Chief Executive Officer of The Dime
Savings Bank of New York, FSB from
January 1997 through February 2002.

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant,	12	None.
	and	12/12/95	rendering investment management, tax and
c/o TDAM USA Inc.	Director		estate planning services to individual clients,
31 West 52nd Street			and strategic planning advice to corporate
New York, NY 10019			clients, since 1989.

Age: 78

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2009.

†††	Mr. Staudter is considered an “interested person” of the Company because he owns shares of The Toronto-Dominion Bank stock.

42

Directors and Officers Information
(Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since 9/22/08	Since 2008, Managing Director, Relationship
	Executive Officer		Management of Investment Manager.; since
c/o TDAM USA Inc.			2004, Managing Director, Relationship
31 West 52nd Street			Management of TD Asset Management;
New York, NY 10019			from 2002 to 2004 Managing Director,
Portfolio Management of TDAM.
Age: 40

MAYA GITTENS	Chief Legal Officer	Since 9/22/08	Since June 2008, Vice President, Director
	and Anti-Money		and Secretary of the Investment Manager;
c/o TDAM USA Inc.	Laundering Officer		from June 2005 through March 2008,
31 West 52nd Street			attorney at Schultze Roth & Zabel LLP; from
New York, NY 10019			May 2001 through June 2005, Securities
Compliance Examiner at the United States
Age: 45			Securities and Exchange Commission.

ERIC KLEINSCHMIDT	Treasurer and Chief	Since 9/22/08	Since November 2004, Fund Accounting
	Financial Officer		Director of SEI Investments; from July 1999
c/o SEI Investments			to November 2004, Fund Accounting
One Freedom Valley Drive			Manager of SEI Investments.
Oaks, PA 19456

Age: 41

MARC ALMES	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting
Manager at SEI Investments; from 1996 to
c/o SEI Investments			1998 Fund Accounting Supervisor at SEI
One Freedom Valley Drive			Investments.
Oaks, PA 19456

Age: 38

JACK P. HUNTINGTON	Secretary	Since 2/27/09	Since September 2008, Vice President of
Regulatory Administration, Citi Fund
c/o Citi Fund Services Ohio, Inc.			Services Ohio, Inc.; from October 2004
100 Summer Street,			through September 2008, Senior Counsel,
Suite 1500			MetLife, Inc.
Boston, MA 02110

Age: 38

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04	Since January 2006, Managing Director of
	Officer, Vice President	and 11/2/99	the Investment Manager; Senior Vice
c/o TDAM USA Inc.	and Assistant Secretary		President of the Investment Manager from
31 West 52nd Street			August 1996 to December 2005 and TD
New York, NY 10019			Waterhouse Investor Services, Inc. from
June 1997 to December 2005.
Age: 50

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

43

Annual Report October 31, 2009

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund
–Institutional Class
–Institutional Service Class

TDAM Institutional U.S. Government Fund
–Institutional Class
–Institutional Service Class
–Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund
–Institutional Service Class
–Commercial Class

TDAM Global Sustainability Fund
–Institutional Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired CEO of The Dime Savings Bank
and Former Chairman, President
Richard W. Dalrymple	and CEO of Dime Bancorp, Inc.
President, The Kevin Scott
Dalrymple Foundation	Peter B. M. Eby
Corporate Director
James E. Kelly
Consultant and Attorney	Donald J. Herrema
Senior Advisor of Stone Point Capital,
Founder of BlackSterling Partners, LLC
and former CEO of Bessemer Trust
EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer and	Chief Compliance Officer
Anti-Money Laundering Officer
Jack Huntington
Secretary
† Interested Director

Service Providers

Investment Manager	Transfer Agent
& Administrator	Citi Fund Services Ohio, Inc.
TDAM USA Inc.	3435 Stelzer Road
31 West 52nd Street	Columbus, OH 43219
New York, NY 10019

Independent Registered	Legal Counsel
Public Accounting Firm	Willkie Farr & Gallagher LLP
Ernst & Young LLP	787 Seventh Avenue
5 Times Square	New York, NY 10019
New York, NY 10036

Custodian	Independent Directors Counsel
BNY Mellon	Goodwin Procter LLP
One Wall Street	901 New York Avenue, N.W.
New York, NY 10286	Washington, DC 20001

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

2

TD ASSET MANAGEMENT USA FUNDS INC.

  Commentary

Market Review

What a difference a year makes. As the fiscal year which ended October 31, 2009 began, lingering concerns about the health of the global economy and strength of the banking system continued to weigh heavily on financial markets. By fiscal year-end, the markets had rebounded to post positive returns for the 12 months amid signs the world economy was on the mend.

In the final months of 2008 and early part of 2009, investors continued to grapple with negative news indicating the worldwide recession could be deeper and longer than previously thought. Stocks and corporate bonds fell sharply as weak economic activity dampened corporate earnings and economic uncertainty meant that it was harder to identify companies that would survive. The S&P 500 Index hit a 12-year low in early March. The decline in the value of corporate bonds pushed their yields higher. Treasury bonds were the beneficiaries of the negative sentiment as investors bought them up on their appeal as a safe haven, driving their yields lower. The spread between corporate bond yields and government bond yields widened to historically wide levels.

Concerns about a deepening recession kept policy makers focused on their commitment to do whatever was necessary to stabilize the financial system and bolster economic activity. The U.S. Federal Reserve Open Market Committee (Federal Reserve) reduced short-term interest rates further, cutting the federal funds rate to a range of zero to 0.25%, and indicated it intended to keep the rate exceptionally low for some time. The Federal Reserve also implemented quantitative easing programs, which meant purchasing mainly longer-term government bonds, to help bring down long-term interest rates for added stimulus. For its part, the government identified economic stimulus plans and borrowed unprecedented amounts to fully fund them.

The emergency measures taken by policy makers were welcome news, and towards the middle of the fiscal year optimism began to mount that the worst of the global recession was over and a recovery was taking shape. Investors became less risk-averse and increasingly turned from relatively safe government bonds to potentially higher-yielding assets, like corporate bonds and equities.

The S&P 500 Index rallied 55% from its March low to register a positive return of 9.8% for the fiscal year, led by the information technology, consumer discretionary and materials sectors. The Barclays Capital U.S. Aggregate Bond Index posted a positive return of 13.8% on the fiscal year, with corporate bonds leading the way. The strong returns of corporate bonds during the fiscal year significantly outperformed government bonds, as credit spreads narrowed to the levels seen before the failure of Lehman Brothers in September 2008. Treasuries registered positive returns but underperformed, as they lost their safe-haven appeal amid signs of an improving economy. There was also uneasiness about supply concerns as the government continued to issue a record amount of notes and bonds to pay for a budget deficit, bank bailouts and economic stimulus packages.

An indication that the emergency measures appear to be working is that some of the world’s largest economies — notably Germany, France and Japan — returned to growth in the second quarter of calendar 2009 and conditions in global financial markets improved greatly. The U.S. economy is showing signs of recovering from the deepest recession since the Great Depression, as GDP (gross domestic product) rose by an annualized rate of 2.8% in the third quarter. It was the first quarterly expansion since the second quarter of 2008. Fueling the expansion was consumer spending, up 2.9%, led by the cash-for-clunkers program. Government spending and private investment also contributed.

The lack of net jobs growth is still a major concern, but the 10.2% unemployment rate in October may be near a peak, as monthly job losses dropped substantially from a high of 741,000 in January 2009 to under 200,000 in October 2009. Recent initial jobless claims data are also showing signs of improvement.

While headwinds remain, the worst is probably behind us and policy makers are now considering the need to remove monetary stimulus in light of the prospects for improving economic activity and rising inflation expectations. However, they are likely to proceed cautiously so as not to derail the recovery. At its recent

3

November policy meeting, the Federal Reserve left the federal funds rate unchanged at the zero to 0.25% range, and reaffirmed its commitment to keep the rate exceptionally low for an extended period. The Federal Reserve noted economic activity has continued to pick up and household spending appears to be expanding. However, spending remains constrained by ongoing job losses, sluggish income growth, lower housing wealth, and tight credit. A sustainable recovery could be quite muted, and inflation may stay subdued for some time.

Performance Summary

In our TD Asset Management money market funds, our focus on safety of principal and liquidity served our investors well through the difficult period experienced earlier in the fiscal year. And when financial markets stabilized and investors became less risk-averse, our allocation to corporate securities added value.

There has been an increasingly positive tone in the credit market since March, with a steady improvement in trading activity and liquidity, and a growing number of corporations successfully tapping the new issues market. The positive sentiment affected the performance of the TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund.

The TDAM Global Sustainability Fund had a significant positive return, and benefited from being launched near the stock market’s March low. Global sustainability leaders, which make up two-thirds of the Fund, have performed well. Environmental names, which account for the other third of the Fund, suffered during the recent credit crisis due to a lack of funding. However, they should begin to benefit from the stimulus programs. Within this space, we continue to favor wind over solar names.

The TDAM Short-Term Investment Fund’s return was positive and its performance was ahead of its benchmark, Citigroup 3-Month Treasury Bill Index, for the fiscal year. Throughout this period, the Fund maintained an overweight in quality corporate securities with higher yields. The turnaround in the credit markets reduced the attraction of higher-quality securities, such as the three-month T-bills in the benchmark.

During the same period, the TDAM Short-Term Bond Fund also posted a positive return and outperformed its benchmark, Merrill Lynch 1-3 Year Treasury Index. The rebound in the credit markets enhanced the value of the corporate debt held in the Fund to outperform the Treasury securities in the benchmark. Despite the recent gains in corporate bonds, their yields remain attractive relative to government bond yields. We continue to believe that exposure to high-quality corporate bonds will provide added value over time.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 1, 2009

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Investing in the TDAM Global Sustainability Fund involves risk, including possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-866-416-4031. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

4

For the purpose of the graphs and tables, it has been assumed that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested.

Each graph shows the growth of a hypothetical $100,000 investment in the relevant Fund and in an appropriate broad-based securities market index for the same period. Performance quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than that shown here. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Fee waivers are voluntary and may be discontinued at any time. Bond funds are subject to interest rate risk and will decline in value as interest rates rise. To obtain performance information current to the most recent month-end, visit the website at www.tdamusa.com. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Cumulative Total Returns as of 10/31/09	Cumulative Since Inception (3/25/09)

TDAM Global Sustainability Fund (1)	37.00%
Dow Jones Sustainability World Index (2)	43.17%

(1)	Return before taxes.

(2)	The Dow Jones Sustainability World Index is weighted based on free-float market capitalization, and changes are made once each year in September based on the newest sustainability scores. Each company represented in the index has its corporate sustainability assessed through an intricate weighting system that looks at economic, environmental and social metrics, as well as industry-specific criteria. Companies are also evaluated each year; those that fail to show consistent progress may be removed from the index. An individual cannot invest directly in an index.

Annualized Total Returns as of 10/31/09	One Year Return	Annualized Since Inception (12/18/06)

TDAM Short-Term Investment Fund (1)	0.48%	2.30%
Citigroup 3-Month Treasury Bill Index (2)	0.28%	2.37%

(1)	Return before taxes.

(2)	The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. An individual cannot invest directly in an index.

5

Annualized Total Returns as of 10/31/09	One Year Return	Annualized Since Inception (12/18/06)

TDAM Short-Term Bond Fund (1)	6.76%	4.81%
Merrill Lynch 1-3 Year Treasury Index (2)	2.74%	5.15%

(1)	Return before taxes.

(2)	The Merrill Lynch 1-3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index, it includes approximately 160 issues in the form of publicly placed, coupon bearing U.S. Treasury debt. The maturity range on these securities is from one to three years. An individual cannot invest directly in an index.

6

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2009 through October 31, 2009.)

The table on the following page illustrates your Fund’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

7

Disclosure of Fund Expenses (Unaudited) (Con’t.)
	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Annualized Expense Ratios 5/1/09 to 10/31/09	Expense Paid During Period* 5/1/09 to 10/31/09

TDAM Institutional Money Market Fund – Institutional Class

Actual	$1,000.00	$1,000.70	0.24%	$1.21
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.24%	1.22

TDAM Institutional Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.30	0.33%	1.66
Hypothetical (5% Return before expenses)	1,000.00	1,023.54	0.33%	1.68

TDAM Institutional U.S. Government Fund – Institutional Class

Actual	1,000.00	1,000.30	0.17%	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17%	0.87

TDAM Institutional U.S. Government Fund – Institutional Service Class

Actual	1,000.00	1,000.20	0.21%	1.06
Hypothetical (5% Return before expenses)	1,000.00	1,024.15	0.21%	1.07

TDAM Institutional U.S. Government Fund – Commercial Class

Actual	1,000.00	1,000.20	0.15%	0.76
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.15%	0.77

TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class

Actual	1,000.00	1,000.10	0.16%	0.81
Hypothetical (5% Return before expenses)	1,000.00	1,024.40	0.16%	0.82

TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class

Actual	1,000.00	1,000.10	0.11%	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.65	0.11%	0.56

TDAM Global Sustainability Fund – Institutional Class

Actual	1,000.00	1,239.80	0.80%	4.52
Hypothetical (5% Return before expenses)	1,000.00	1,021.17	0.80%	4.08

TDAM Short-Term Investment Fund

Actual	1,000.00	1,001.80	0.35%	1.77
Hypothetical (5% Return before expenses)	1,000.00	1,023.44	0.35%	1.79

TDAM Short-Term Bond Fund

Actual	1,000.00	1,029.20	0.43%	2.20
Hypothetical (5% Return before expenses)	1,000.00	1,023.04	0.43%	2.19

*	Expenses are equal to the Funds’ or respective classes’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one half year period.)

8

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year:

	Long-Term Capital Gain Distribution	Ordinary Income Distribution	Total	U.S. Government Interest(1)	Interest Related Dividends(2)	Short-Term Capital Gain Dividends(3)
TDAM Institutional Money Market Fund	0.00%	100.00%	100.00%	0.55%	99.96%	100.00%
TDAM Institutional U.S. Government Fund	0.00%	100.00%	100.00%	8.23%	99.99%	100.00%
TDAM Institutional Treasury
Obligations Money Market Fund	0.00%	100.00%	100.00%	0.00%	97.39%	0.00%
TDAM Global Sustainability Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
TDAM Short-Term Investment Fund	0.66%	99.34%	100.00%	1.56%	70.95%	100.00%
TDAM Short-Term Bond Fund	0.00%	100.00%	100.00%	17.11%	84.95%	0.00%

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the period ended October 31, 2009. This amount is reflected as a percentage of net investment income distributions, Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Global Sustainability Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2009 the total amount of foreign source income is $172,724. The total amount of foreign tax paid is $17,690. Your allocable share of the foreign tax credit will be reported on Form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV and or Form 1099-INT.

9

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/09 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

10

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/09 (Unaudited)

Fund Composition*

All figures are shown as a percentage of the Fund’s total investments. All of the securities of the Short-Term Investment Fund and Short-Term Bond Fund are in the top tier of credit quality.

*	Fund composition is subject to change.

11

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12

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

13

Statements of Assets and Liabilities
October 31, 2009

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$171,295,861	$786,051,649	$249,370,876

Investments in securities, at value	$125,641,861	$489,813,649	$172,955,876
Repurchase agreements, at value (Note 2)	45,654,000	296,238,000	76,415,000
Cash	628	164	327
Foreign currency (Cost $0, $0, $0, $85,148, $0, $0)	—	—	—
Interest and dividend receivable	54,227	1,093,779	233
Receivable for capital shares sold	—	—	—
Receivable for investment securities sold	—	—	—
Reclaim receivable	—	—	—
Prepaid expenses	11,471	40,908	27,963

TOTAL ASSETS	171,362,187	787,186,500	249,399,399

LIABILITIES
Payable for securities purchased	3,600,000	—	—
Payable to Investment Manager and its affiliates (Note 3)	19,794	31,094	22,253
Dividends payable to shareholders	9,679	14,356	1,037
Accrued expenses	42,917	59,167	43,776

TOTAL LIABILITIES	3,672,390	104,617	67,066

NET ASSETS	$167,689,797	$787,081,883	$249,332,333

Net assets consist of:
Paid-in-capital ($.0001 par value common stock, 8 billion, 7 billion, 8 billion, 4 billion, 3 billion
and 5 billion shares authorized, respectively)	$167,689,188	$787,082,121	$249,326,534
Undistributed (distributions in excess of) net investment income	—	—	—
Accumulated net realized gains (losses) from security transactions	609	(238)	5,799
Net unrealized appreciation on investments	—	—	—
Net unrealized appreciation on foreign currency transactions	—	—	—

Net assets, at value	$167,689,797	$787,081,883	$249,332,333

Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	N/A

	($121,919,843 ÷ 121,919,856 shares)	($269,602,168 ÷ 269,602,252 shares)

Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00

	($45,769,954÷ 45,769,332 shares)	($286,798,921 ÷ 286,799,071 shares)	($127,189,418 ÷ 127,183,932 shares)

Commercial Class net asset value, redemption price and offering price per share (Note 2)	N/A	$1.00	$1.00

		($230,680,794 ÷ 230,680,798 shares)	($122,142,915 ÷ 122,142,602 shares)

Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A

Please see accompanying notes to financial statements.

14

	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$10,739,110	$11,012,564	$35,359,155

Investments in securities, at value	$13,645,921	$9,417,157	$35,622,143
Repurchase agreements, at value (Note 2)	—	1,601,000	238,000
Cash	2,011	738	965
Foreign currency (Cost $0, $0, $0, $85,148, $0, $0)	84,622	—	—
Interest and dividend receivable	10,661	7,797	454,372
Receivable for capital shares sold	—	—	356
Receivable for investment securities sold	98,004	—	—
Reclaim receivable	7,625	—	—
Prepaid expenses	17,967	5,169	4,961

TOTAL ASSETS	13,866,811	11,031,861	36,320,797

LIABILITIES
Payable for securities purchased	69,608	400,000	—
Payable to Investment Manager and its affiliates (Note 3)	7,225	10,623	17,087
Dividends payable to shareholders	—	278	54,950
Accrued expenses	32,056	34,120	35,424

TOTAL LIABILITIES	108,889	445,021	107,461

NET ASSETS	$13,757,922	$10,586,840	$36,213,336

Net assets consist of:
Paid-in-capital ($.0001 par value common stock, 8 billion, 7 billion, 8 billion, 4 billion, 3 billion
and 5 billion shares authorized, respectively)	$10,050,150	$10,955,108	$35,475,780
Undistributed (distributions in excess of) net investment income	180,645	29	578
Accumulated net realized gains (losses) from security transactions	620,282	(373,890)	235,990
Net unrealized appreciation on investments	2,906,811	5,593	500,988
Net unrealized appreciation on foreign currency transactions	34	—	—

Net assets, at value	$13,757,922	$10,586,840	$36,213,336

Institutional Class net asset value, redemption price and offering price per share (Note 2)	$13.70	N/A	N/A

	($13,757,922 ÷ 1,004,112 shares)

Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A

Commercial Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A

Net asset value, redemption price and offering price per share (Note 2)	N/A	$9.85	$10.25

		($10,586,840 ÷ 1,075,168 shares)	($36,213,336 ÷ 3,534,566 shares)

15

Statements of Operations
For the Year Ended October 31, 2009

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund*	TDAM Global Sustainability Fund**	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest income	$1,274,350	$3,455,939	$216,089	$—	$161,543	$905,884
Dividend income
(net of withholding tax
$0, $0, $0, $24,706, $0 and $0)	—	—	—	205,589	—	—

	$1,274,350	3,455,939	216,089	205,589	161,543	905,884

EXPENSES
Shareholder servicing fees (Note 3)	181,082	795,768	325,598	—	—	—
Investment management fees
(Note 3)	169,726	644,798	130,238	44,880	33,131	70,538
Directors’ fees (Note 4)	22,457	22,989	27,871	14,534	18,988	17,990
Distribution fees (Note 3)	—	25,252	64,761	—	—	—
Temporary Guarantee Program fees
(Note 7)	78,296	179,950	—	—	—	—
Transfer agent fees	58,507	111,282	57,925	23,122	37,733	42,280
Professional fees	47,067	56,860	38,297	27,511	43,750	32,987
Custody fees	27,123	29,873	14,868	4,486	8,697	4,029
Registration fees	13,776	26,236	6,573	5,977	7,046	6,392
Shareholder reports and mailing	6,259	10,631	9,242	4,262	4,532	8,127
Other expenses	38,550	38,892	30,359	12,110	24,008	10,192

TOTAL EXPENSES	642,843	1,942,531	705,732	136,882	177,885	192,535
Fees waived/expenses reimbursed
by the Investment Manager
and its affiliates (Note 3)	(83,364)	(434,881)	(505,458)	(76,963)	(119,743)	(71,137)
Reduction in custody fees due
to earnings credits (Note 2)	(317)	(316)	(388)	(81)	(80)	(33)

NET EXPENSES	559,162	1,507,334	199,886	59,838	58,062	121,365

NET INVESTMENT INCOME	715,188	1,948,605	16,203	145,751	103,481	784,519

NET REALIZED GAINS (LOSSES) FROM:
Security transactions	664	1	5,799	620,282	(373,889)	295,000
Foreign currency transactions	—	—	—	34,894	—	—

NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION
FROM:
Security transactions	—	—	—	2,906,811	366,148	663,967
Foreign currency transactions	—	—	—	34	—	—

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$715,852	$1,948,606	$22,002	$3,707,772	$95,740	$1,743,486

*	Fund commenced operations on November 3, 2008.

**	Fund commenced operations on March 25, 2009.

Please see accompanying notes to financial statements.

16

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional U.S. Government Fund
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009*	Year Ended October 31, 2008
OPERATIONS:
Net investment income	$715,188	$5,596,891	$1,948,605	$14,321,809
Net realized gains from security transactions	664	529	1	3,225

Net increase in net assets from operations	715,852	5,597,420	1,948,606	14,325,034

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(406,163)	(3,385,751)	(1,242,319)	(9,491,553)
Institutional Service Class	(309,025)	(2,211,140)	(703,512)	(4,830,644)
Commercial Class	—	—	(2,386)	—
From net realized gain on security transactions
Institutional Class	(188)	—	(1,716)	(3,301)
Institutional Service Class	(224)	—	(1,382)	(1,856)
Commercial Class	—	—	(4)	—

Total dividends and distributions to shareholders	(715,600)	(5,596,891)	(1,951,319)	(14,327,354)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	543,696,961	575,117,330	630,937,235	595,963,726
Shares issued in reinvestment of dividends	187	—	1,700	3,230
Payments for shares redeemed	(501,222,582)	(574,034,321)	(725,376,991)	(529,732,343)

Net increase (decrease) in net assets from
Institutional Class shares	42,474,566	1,083,009	(94,438,056)	66,234,613

Institutional Service Class:
Proceeds from shares sold	200,064,885	168,454,609	629,431,402	438,815,515
Shares issued in reinvestment of dividends	1,259	—	10,013	1,924
Payments for shares redeemed	(252,615,846)	(125,565,664)	(692,130,710)	(288,543,324)

Net increase (decrease) in net assets from
Institutional Service Class shares	(52,549,702)	42,888,945	(62,689,295)	150,274,115

Commercial Class:
Proceeds from shares sold	—	—	258,608,334	—
Shares issued in reinvestment of dividends	—	—	2,390	—
Payments for shares redeemed	—	—	(27,929,926)	—

Net increase in net assets from Commercial
Class shares	—	—	230,680,798	—

Net increase (decrease) in net assets from
capital share transactions	(10,075,136)	43,971,954	73,553,447	216,508,728

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,074,884)	43,972,483	73,550,734	216,506,408

NET ASSETS:
Beginning of period	177,764,681	133,792,198	713,531,149	497,024,741

End of period	$167,689,797	$177,764,681	$787,081,883	$713,531,149

Distributions in excess of net investment income	$—	$—	$—	$(388)

*	Commercial Class commenced operation on November 14, 2008.

Please see accompanying notes to financial statements.

17

Statements of Changes in Net Assets

	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Global Sustainability Fund
	Period ended	Period ended
	October 31, 2009*	October 31, 2009**
OPERATIONS:
Net investment income	$16,203	$145,751
Net realized gains from security and
foreign currency transactions	5,799	655,176
Net change in unrealized appreciation/depreciation from
security and foreign currency transactions	—	2,906,845

Net increase in net assets from operations	22,002	3,707,772

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	—
Institutional Service Class	(14,861)	—
Commercial Class	(1,342)	—

Total dividends and distributions to shareholders	(16,203)	—

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	—	10,050,150
Shares issued in reinvestment of dividends	—	—
Payments for shares redeemed	—	—

Net increase in net assets from Institutional Class shares	—	10,050,150

Institutional Service Class ($1.00 per share):
Proceeds from shares sold	576,661,828	—
Shares issued in reinvestment of dividends	3,048	—
Payments for shares redeemed	(449,480,944)	—

Net increase in net assets from Institutional Service Class shares	127,183,932	—

Commercial Class ($1.00 per share):
Proceeds from shares sold	165,981,291	—
Shares issued in reinvestment of dividends	1,342	—
Payments for shares redeemed	(43,840,031)	—

Net increase in net assets from Commercial Class shares	122,142,602	—

Net increase in net assets from capital share transactions	249,326,534	10,050,150

TOTAL INCREASE IN NET ASSETS	249,332,333	13,757,922

NET ASSETS:
Beginning of period	—	—

End of period	$249,332,333	$13,757,922

Undistributed net investment income	$—	$180,645

SHARE TRANSACTIONS:
Institutional Class:
Shares sold	N/A	1,004,112

Net capital share transactions	N/A	1,004,112

*	Institutional Service Class commenced operation on November 3, 2008 and the Commercial Class commenced operations on November 14, 2008.

**	Commenced operations on March 25, 2009.

Please see accompanying notes to financial statements.

18

Statements of Changes in Net Assets

	TDAM Short-Term Investment Fund		TDAM Short-Term Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2009	2008	2009	2008
OPERATIONS:
Net investment income	$103,481	$643,699	$784,519	$796,909
Net realized gains (losses) from security transactions	(373,889)	1,066	295,000	(55,584)
Net change in unrealized appreciation/depreciation
from security transactions	366,148	(335,717)	663,967	(243,052)

Net increase in net assets from operations	95,740	309,048	1,743,486	498,273

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(103,452)	(643,699)	(783,941)	(796,909)
From net realized gain on security transactions	(1,067)	(935)	—	—

Total dividends and distributions to shareholders	(104,519)	(644,634)	(783,941)	(796,909)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	936,978	14,963,663	27,189,612	2,866,983
Shares issued in reinvestment of dividends	36,964	345,640	311,057	432,681
Payments for shares redeemed	(17,366,245)	(5,158,467)	(13,305,795)	(478,028)

Net increase (decrease) in net assets from capital
share transactions	(16,392,303)	10,150,836	14,194,874	2,821,636

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,401,082)	9,815,250	15,154,419	2,523,000

NET ASSETS:
Beginning of year	26,987,922	17,172,672	21,058,917	18,535,917

End of year	$10,586,840	$26,987,922	$36,213,336	$21,058,917

Undistributed net investment income	$29	$—	$578	$—

SHARE TRANSACTIONS:
Shares sold	95,152	1,502,811	2,678,276	285,666
Shares issued in reinvestment of dividends	3,754	34,672	30,815	43,010
Shares redeemed	(1,764,054)	(517,431)	(1,305,202)	(47,087)

Net capital share transactions	(1,665,148)	1,020,052	1,403,889	281,589

Please see accompanying notes to financial statements.

19

Financial Highlights

For the year or period ended October 31,
For a Share Outstanding Throughout the Periods

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income[5]		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions
TDAM Institutional Money Market Fund[1]

Institutional Class
2009	$1.00	$0.005		$0.000	*	$0.005	$(0.005)	$(0.000	)*	$(0.005)
2008	$1.00	$0.028		$0.002		$0.030	$(0.030)	$—		$(0.030)
2007	$1.00	$0.045		$—		$0.045	$(0.045)	$—		$(0.045)

Institutional Service Class
2009	$1.00	$0.003		$0.000	*	$0.003	$(0.003)	$(0.000	)*	$(0.003)
2008	$1.00	$0.027		$0.000	*	$0.027	$(0.027)	$—		$(0.027)
2007	$1.00	$0.043		$—		$0.043	$(0.043)	$—		$(0.043)

TDAM Institutional U.S. Government Fund

Institutional Class[1]
2009	$1.00	$0.003		$0.000	*	$0.003	$(0.003)	$(0.000	)*	$(0.003)
2008	$1.00	$0.027		$0.000	*	$0.027	$(0.027)	$(0.000	)*	$(0.027)
2007	$1.00	$0.044		$—		$0.044	$(0.044)	$—		$(0.044)

Institutional Service Class[1]
2009	$1.00	$0.002		$0.000	*	$0.002	$(0.002)	$(0.000	)*	$(0.002)
2008	$1.00	$0.025		$0.000	*	$0.025	$(0.025)	$(0.000	)*	$(0.025)
2007	$1.00	$0.042		$—		$0.042	$(0.042)	$—		$(0.042)

Commercial Class[3]
2009	$1.00	$0.001		$0.000	*	$0.001	$(0.001)	$(0.000	)*	$(0.001)

TDAM Institutional Treasury Obligations Money Market Fund
Institutional Service Class[2]

2009	$1.00	$0.000	*	$0.000	*	$0.000	$(0.000)*	$—		$0.000 *

Commercial Class[3]
2009	$1.00	$0.000	*	$0.000	*	$0.000	$(0.000)*	$—		$0.000 *

TDAM Global Sustainability Fund[4]

Institutional Class
2009	$10.00	$0.145		$3.555		$3.700	$—	$—		$—

TDAM Short-Term Investment Fund[1]
2009	$9.85	$0.061		$(0.014)		$0.047	$(0.047)	$(0.000	)*	$(0.047)
2008	$9.98	$0.304		$(0.119)		$0.185	$(0.315)	$—		$(0.315)
2007	$10.00	$0.441		$(0.021)		$0.420	$(0.440)	$—		$(0.440)

TDAM Short-Term Bond Fund[1]
2009	$9.88	$0.281		$0.379		$0.660	$(0.290)	$—		$(0.290)
2008	$10.02	$0.407		$(0.139)		$0.268	$(0.408)	$—		$(0.408)
2007	$10.00	$0.411		$0.017		$0.428	$(0.408)	$—		$(0.408)

	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
TDAM Institutional Money Market Fund[1]

Institutional Class
2009	$1.00	0.48%	$121,919,843	0.24%[6]	0.27%	0.42%	N/A
2008	$1.00	3.09%	$79,445,274	0.20%	0.20%	2.84%	N/A
2007	$1.00	4.57%	$78,362,273	0.20%‡	0.25%‡	5.16%‡	N/A

Institutional Service Class
2009	$1.00	0.31%	$45,769,954	0.44%	0.52%	0.43%	N/A
2008	$1.00	2.83%	$98,319,407	0.46%	0.46%	2.65%	N/A
2007	$1.00	4.35%	$55,429,925	0.45%‡	0.50%‡	4.91%‡	N/A

TDAM Institutional U.S. Government Fund

Institutional Class[1]
2009	$1.00	0.33%	$269,602,168	0.17%	0.17%	0.38%	N/A
2008	$1.00	2.81%	$364,041,732	0.14%	0.14%	2.75%	N/A
2007	$1.00	4.52%	$297,808,605	0.16%‡	0.16%‡	5.10%‡	N/A

Institutional Service Class[1]
2009	$1.00	0.21%	$286,798,921	0.30%	0.42%	0.23%	N/A
2008	$1.00	2.55%	$349,489,417	0.39%	0.39%	2.50%	N/A
2007	$1.00	4.30%	$199,216,136	0.41%‡	0.41%‡	4.85%‡	N/A

Commercial Class[3]
2009	$1.00	0.08%	$230,680,794	0.18%‡	0.86%‡	0.04%‡	N/A

TDAM Institutional Treasury Obligations Money Market Fund
Institutional Service Class[2]

2009	$1.00	0.02%	$127,189,418	0.16%‡	0.51%‡	0.01%‡	N/A

Commercial Class[3]
2009	$1.00	0.02%	$122,142,915	0.11%‡	0.87%‡	0.01%‡	N/A

TDAM Global Sustainability Fund[4]

Institutional Class
2009	$13.70	37.00%	$13,757,922	0.80%‡	1.83%‡	1.95%‡	27%

TDAM Short-Term Investment Fund[1]
2009	$9.85	0.48%	$10,586,840	0.35%	1.07%	0.62%	402%
2008	$9.85	1.86%	$26,987,922	0.35%	0.82%	3.05%	0%
2007	$9.98	4.27%	$17,172,672	0.35%‡	1.37%‡	5.09%‡	0%

TDAM Short-Term Bond Fund[1]
2009	$10.25	6.76%	$36,213,336	0.43%	0.68%	2.78%	122%
2008	$9.88	2.67%	$21,058,917	0.43%	0.85%	4.04%	29%
2007	$10.02	4.37%	$18,535,917	0.43%‡	1.60%‡	4.73%‡	39%

*	Amount represents less than $0.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than a full year are not annualized.
‡	Annualized.
1	Fund or Class commenced operations on December 18, 2006.
2	Class commenced operations on November 3, 2008.
3	Class commenced operations on November 14, 2008.
4	Fund commenced operations on March 25, 2009.
5	Based on average shares outstanding during the period.
6	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%. See Note 7.

Please see accompanying notes to financial statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series funds. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”), the TDAM Global Sustainability Fund (the “Global Sustainability Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional U.S. Government Fund, the Institutional Treasury Obligations Money Market Fund and the Global Sustainability Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Global Sustainability Fund is long-term capital appreciation. The investment objective of each of the Short-Term Investment Fund and the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net’s assets in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. The Global Sustainability Fund invests primarily in equity securities of companies around the globe that are viewed as contributing to the world’s future sustainability. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations. Each of the Institutional Money Market Fund, Institutional U.S. Government Fund, Short-Term Investment Fund and Short-Term Bond Fund commenced operations on December 18, 2006. The Global Sustainability Fund and the Short-Term Investment Fund are 99% and 46%, respectively, owned by Toronto Dominion Investments, Inc., an affiliate of the Investment Manager. The Institutional Service Class of the Institutional Treasury Obligations Money Market Fund commenced operations on November 3, 2008. The Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund commenced operations on November 14, 2008.

On January 7, 2009, the Board of Directors approved the reclassification and designation of shares of the six Funds as follows:

Authorized Shares
Institutional Money Market Fund — Institutional Class	3 Billion
Institutional Money Market Fund — Institutional Service Class	2 Billion
Institutional Money Market Fund — Commercial Class	3 Billion
Institutional U.S. Government Fund — Institutional Class	2 Billion
Institutional U.S. Government Fund — Institutional Service Class	2 Billion
Institutional U.S. Government Fund — Commercial Class	3 Billion
Institutional Treasury Obligations Money Market Fund — Institutional Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Institutional Service Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Commercial Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Class A	2 Billion
Global Sustainability Fund — Institutional Class	4 Billion
Short-Term Investment Fund	3 Billion
Short-Term Bond Fund	5 Billion

The Global Sustainability Fund commenced operations on March 25, 2009.

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

On June 17, 2009, the Board of Directors approved the reclassification and designation of shares of the six Funds as follows:

Authorized Shares
Institutional Money Market Fund — Institutional Class	3 Billion
Institutional Money Market Fund — Institutional Service Class	2 Billion
Institutional Money Market Fund — Commercial Class	3 Billion
Institutional Municipal Money Market Fund — Institutional Class	1 Billion
Institutional Municipal Money Market Fund — Institutional Service Class	1 Billion
Institutional Municipal Money Market Fund — Commercial Class	1 Billion
Institutional U.S. Government Fund — Institutional Class	2 Billion
Institutional U.S. Government Fund — Institutional Service Class	2 Billion
Institutional U.S. Government Fund — Commercial Class	3 Billion
Institutional Treasury Obligations Money Market Fund — Institutional Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Institutional Service Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Commercial Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Class A	2 Billion
Global Sustainability Fund — Institutional Class	4 Billion
Short-Term Investment Fund	3 Billion
Short-Term Bond Fund	5 Billion

Note 2 — Significant Accounting Policies

Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented. As a result, the Codification will change how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Company has implemented the Codification as of October 31, 2009.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with GAAP in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. (Eastern time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Securities and assets for which market quotations are readily available are valued at current market value for the Global Sustainability Fund, Short-Term Investment Fund and the Short-Term Bond Fund other than securities with sixty days or less remaining until maturity, which may be valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. As of October 31, 2009, there were no fair valued securities.

The Global Sustainability Fund may use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. In addition, any other Funds established in the future that invest primarily in equity securities that are traded primarily on non-U.S. exchanges or markets shall use Interactive Data as a third party fair valuation vendor. Interactive Data shall provide a fair value for foreign securities in the foregoing Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that shall be established by the Pricing Sub-Committee and/or Pricing Committees. The Pricing Sub-Committee and/or Pricing Committees shall also establish a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Pricing Sub-Committee and/or Pricing Committees is exceeded on a specific day, each Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it shall not be necessary to hold a Committee meeting.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) and the Fund is open, the Fund shall value all securities held in the Fund that trade on that local market based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of October 31, 2009, the total market value of securities valued in accordance with Fair Value Procedures was $8,352,733 or 60.7% of net assets of the Global Sustainability Fund.

To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures. As necessary, each of the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and fair valued prices. These Funds believe that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

With respect to the Global Sustainability Fund, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Global Sustainability Fund’s net asset value. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one hundred eighty-day forward rates provided by an independent source.

Each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

As of October 31, 2009, all of the investments for the Institutional Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund are Level 2. For details of investment classifications, reference the Schedule of Investments. The table below sets forth information about the level within the fair value hierarchy at which the Global Sustainability Fund investments are measured at October 31, 2009:

	Level 1	Level 2*	Level 3	Total
Investments in Securities
Common Stock
Belgium	$—	$149,086	$—	$149,086
Brazil	207,550	—	—	207,550
Canada	916,077	—	—	916,077
China	285,186	—	—	285,186
Denmark	—	357,671	—	357,671
Finland	—	64,396	—	64,396
France	—	731,264	—	731,264
Germany	—	919,850	—	919,850
Hong Kong	—	107,814	—	107,814
Italy	—	225,268	—	225,268
Japan	—	504,921	—	504,921
Netherlands	—	125,558	—	125,558
Norway	—	256,845	—	256,845
Spain	—	916,848	—	916,848
Switzerland	—	1,070,244	—	1,070,244
United Kingdom	—	2,922,966	—	2,922,966
United States	3,881,853	—	—	3,881,853

Total Common Stock	5,290,666	8,352,731	—	13,643,397

Rights — Spain	2,524	—	—	2,524

Total	$5,293,190	$8,352,731	$—	$13,645,921

*	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For the year ended October 31, 2009, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Fund’s “Investment Manager” and “Administrator”), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation — The books and records of the Global Sustainability Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Global Sustainability Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Sustainability Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Global Sustainability Fund may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Global Sustainability Fund as unrealized gain or loss. The Global Sustainability Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At October 31, 2009, there were no open forward foreign currency exchange contracts.

Investment Income — Interest income including accretion and amortization of discounts and premiums on securities is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Institutional Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund. Dividends arising from net investment income for the Global Sustainability Fund, if any, are declared and paid annually. With respect to all Funds, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets; with respect to the Global Sustainability Fund such annual investment management fee is equal to 0.60 of 1% of average daily net assets; with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

The Investment Manager has voluntarily agreed to waive all or a portion of its fee payable under the Investment Management Agreement and/or to pay or reimburse each Fund or Class, as the case may be, for all or a portion of such Fund’s or Class’ expenses not otherwise required to be borne or reimbursed by the Investment Manager (in each case, a “Voluntary Waiver” and collectively, the “Voluntary Waivers”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Limitation shown in the table below.

Expense Cap
Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Obligations Money Market Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
Global Sustainability Fund	0.80%
Short-Term Investment Fund	0.35%
Short-Term Bond Fund	0.43%

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager at any time. The Voluntary Waivers may not apply to extraordinary expenses.

With the exception of the Global Sustainability Fund, any amount waived or paid by the Investment Manager pursuant to a Voluntary Waiver (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund or Class, as the case may be; provided, that the Fund or Class shall not repay any such Waived Amount to the Investment Manager, if such payment shall cause such Fund’s or Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Fund or Class, as the case may be, at the time the relevant Waived Amount was waived or reimbursed by the Investment Manager; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Bank, N.A. and TD Wealth Management Services, Inc. (“TDWMSI”) and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, and to its customers that are shareholders of the Commercial Class of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

TDWMSI, an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, and to its customers that are shareholders of the Commercial Class of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average net assets) of 0.25% payable to TDWMSI under the Shareholder Services Agreement.

For the year ended October 31, 2009, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses for each Fund in an effort to maintain certain net yields and/or so that certain Funds’ total operating expense ratio will not exceed a specific expense cap as follows:

	Investment Management Fees	Investment Management Fees Waived/ Reimbursed Expenses	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
Institutional Money Market Fund	$169,726	$(43,571)	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	181,082	(39,793)

Institutional U.S. Government Fund	644,798	(21,664)	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	779,986	(374,763)
Commercial Class	N/A	N/A	25,252	(24,432)	15,782	(14,022)

Institutional Treasury Obligations
Money Market Fund	130,238	(122,418)	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	293,217	(289,315)
Commercial Class	N/A	N/A	64,761	(64,761)	32,381	(28,964)

Global Sustainability Fund	44,880	(76,963)	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	N/A	N/A	N/A	N/A

Short-Term Investment Fund	33,131	(119,743)	N/A	N/A	N/A	N/A

Short-Term Bond Fund	70,538	(71,137)	N/A	N/A	N/A	N/A

All fees are earned, waived and reimbursed at the Class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

As of October 31, 2009, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

Fund	Potential Amount of Recovery	Expiration
Institutional Money Market Fund	$43,402	2011
Institutional Treasury Obligations Money Market Fund	67,347	2011
Short-Term Investment Fund	119,743	2011
	99,754	2010
Short-Term Bond Fund	71,137	2011
	82,590	2010

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the year ended October 31, 2009 were as follows for the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund:

	Purchases		Sales & Maturities
Fund	U.S. Gov’t	Other	U.S. Gov’t	Other
Global Sustainability Fund	$—	$13,387,391	$—	$3,268,563
Short-Term Investment Fund	399,876	906,593	400,608	1,288,750
Short-Term Bond Fund	20,667,326	26,365,476	21,519,425	11,585,925

Note 6 — Federal Income Taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However,

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to net investment losses and have been reclassified to/from the following accounts during the fiscal year ended October 31, 2009:

	Undistributed Net Investment Income	Accumulated Net Realized Gain
Global Sustainability Fund	$34,894	$(34,894)

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2009 and October 31, 2008, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Institutional Money Market Fund	2009	$—	$715,600	$—	$715,600
	2008	—	5,596,891	—	5,596,891

Institutional U.S. Government Fund	2009	—	1,951,319	—	1,951,319
	2008	—	14,327,354	—	14,327,354

Institutional Treasury Obligations	2009	—	16,203	—	16,203
Money Market Fund	2008	—	—	—	—

Global Sustainability Fund	2009	—	—	—	—
	2008	—	—	—	—

Short-Term Investment Fund	2009	—	103,559	960	104,519
	2008	—	644,634	—	644,634

Short-Term Bond Fund	2009	—	783,941	—	783,941
	2008	—	796,909	—	796,909

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

As of October 31, 2009, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional Money
Market Fund	$10,415	$—	$—	$—	$(9,806)	$609
Institutional U.S.
Government Fund	16,598	—	—	—	(16,836)	(238)
Institutional Treasury
Obligations Money
Market Fund	7,992	—	—	—	(2,193)	5,799
Global Sustainability Fund	800,927	—	—	2,906,845	—	3,707,772
Short-Term
Investment Fund	619	—	(373,889)	5,593	(591)	(368,268)
Short-Term
Bond Fund	233,618	57,900	—	500,988	(54,950)	737,556

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

Expires October 31, 2017
Short-Term Investment Fund	$373,889

During the year ended October 31, 2009, the Short-Term Bond Fund utilized $59,010 of capital loss carryforwards to offset capital gains.

At October 31, 2009, the cost of investments of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Global Sustainability Fund, the Short-Term Investment Fund and the Short-Term Bond Fund at October 31, 2009, were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Global Sustainability Fund	$10,739,110	$3,031,021	$(124,210)	$2,906,811
Short-Term Investment Fund	11,012,564	6,157	(564)	5,593
Short-Term Bond Fund	35,359,155	505,060	(4,072)	500,988

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TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

Note 7 — Temporary Guarantee Program

On October 3, 2008, the Board of Directors of the Company approved the participation by each of the money market funds of the Company, including the Institutional Money Market Fund and Institutional U.S. Government Fund (each, a “Money Market Fund” and collectively, the “Money Market Funds”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program only protected the shares of Money Market Fund shareholders as of September 19, 2008.

Subject to certain conditions and limitations, any shares held by a Money Market Fund shareholder as of the close of business on September 19, 2008 were insured against loss under the Program in the event the Money Market Fund’s per share net asset value fell below $0.995 (a “Guarantee Event”) and the Money Market Fund subsequently liquidated its holdings. The Program only covered the amount a shareholder held in a Money Market Fund as of the close of business on September 19, 2008 or the amount the shareholder held as of a Guarantee Event, whichever is less (“protected shares”). A shareholder who had continuously maintained an account with a Money Market Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The coverage provided under the Program (and amount available to a shareholder in the event of a Guarantee Event and subsequent Money Market Fund liquidations) was subject to an overall limit of $50 billion for all money market funds participating in the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) required a payment to the U.S. Department of the Treasury (“the Treasury”) in the amount of 0.01% of the net asset value of each Money Market Fund as of the close of business on September 19, 2008. This expense was borne by the Money Market Funds without regard to any expense limitation in effect at that time for the Money Market Funds. The expense for the period November 1, 2008 to September 18, 2009 is included in the statement of operations.

On November 24, 2008, the Treasury announced that the Secretary of the Treasury elected to extend the Program until April 30, 2009 (the “Program Extension”) to support ongoing stability in the market. On December 4, 2008, the Board of Directors approved the participation by each of the Money Market Funds in the Program Extension. Continued participation in the Program required a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Money Market Fund as of the close of business on September 19, 2008. As with the payment for the initial term of the Program, the Program Extension payment was borne by the Money Market Funds without regard to any expense limitation in effect at that time for the Money Market Funds.

On March 31, 2009, the Treasury announced that the Secretary of the Treasury elected to extend the Program until September 18, 2009 (the “Program Extension”) to support ongoing stability in the market. On April 9, 2009, the Board of Directors approved the participation by each of the Money Market Funds in the Program Extension. Continued participation in the Program required a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Money Market Fund as of the close of business on September 19, 2008. As with the payment for the previous terms of the Program, the Program Extension payment was borne by the Money Market Funds without regard to any expense limitation in effect at that time for the Money Market Funds.

32

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2009

Note 8 — Market Risk

Some countries in which the Global Sustainability Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Global Sustainability Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Global Sustainability Fund.

Note 9 — Credit Risk

The income from each Fund, other than the Global Sustainability Fund, will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 10 — Subsequent Event

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through December 18, 2009, the date of the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of October 31, 2009. However, the following are details relating to subsequent events that have occurred since October 31, 2009 through December 18, 2009.

The Commercial Class of the TDAM Institutional Municipal Money Market Fund commenced operations on November 23, 2009.

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—3.6%
$1,000,000	Old Line Funding LLC, 0.23%, due 12/11/09 (LOC: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	$999,744
2,000,000	Old Line Funding LLC, 0.23%, due 12/15/09 (LOC: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	1,999,438
1,000,000	Old Line Funding LLC, 0.32%, due 2/22/10 (LOC: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	998,996
2,000,000	Ticonderoga Funding LLC, 0.18%, due 11/13/09
	(Credit: Bank of America, N.A.) (Note C)	1,999,880

		5,998,058

	BANKS—14.9%
3,000,000	Australia and New Zealand Banking Group, 0.39%, due 12/17/09 (Note C)	2,998,505
2,000,000	Australia and New Zealand Banking Group, 0.23%, due 1/25/10 (Note C)	1,998,914
2,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.23%, due 12/3/09 (Note C)	1,999,591
1,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.32%, due 4/16/10 (Note C)	998,524
1,000,000	JPMorgan Chase Funding Inc., 0.30%, due 3/22/10 (Note C)	998,825
3,000,000	Lloyds TSB Bank, 0.19%, due 11/16/09	2,999,763
1,000,000	Royal Bank of Scotland plc, 0.20%, due 11/13/09	999,933
2,000,000	Royal Bank of Scotland plc, 0.20%, due 11/18/09	1,999,811
3,000,000	Royal Bank of Scotland plc, 0.20%, due 11/30/09	2,999,517
2,000,000	Royal Bank of Scotland plc, 0.20%, due 12/4/09	1,999,633
2,000,000	Svenska Handelsbanken, NY, 0.49%, due 12/17/09	1,998,748
1,000,000	Westpac Banking Corp., NY, 0.50%, due 12/14/09 (Note C)	999,403
2,000,000	Westpac Banking Corp., NY, 0.27%, due 1/11/10 (Note C)	1,998,935

		24,990,102

	DOMESTIC/FOREIGN BANK SUPPORTED—19.2%
3,000,000	BNP Paribas Finance Inc., 0.15%, due 11/4/09 (GTY: BNP Paribas)	2,999,963
2,000,000	BNP Paribas Finance Inc., 0.21%, due 11/17/09 (GTY: BNP Paribas)	1,999,813
2,000,000	BNP Paribas Finance Inc., 0.23%, due 12/16/09 (GTY: BNP Paribas)	1,999,425
2,000,000	Canadian Imperial Holding Inc., 0.19%, due 11/23/09
	(GTY: Canadian Imperial Bank of Commerce)	1,999,768
1,000,000	Canadian Imperial Holding Inc. 0.41%, due 12/21/09
	(GTY: Canadian Imperial Bank of Commerce)	999,431
2,250,000	CBA (Delaware) Finance, 0.24%, due 12/15/09
	(GTY: Commonwealth Bank of Australia)	2,249,354
2,000,000	ING (US) Funding LLC, 0.24%, due 12/1/09 (GTY: ING Bank N.V.)	1,999,600
2,000,000	National Australia Funding, 0.27%, due 11/3/09
	(LOC: National Australia Bank) (Note C)	1,999,970
1,000,000	Nordea North America, 0.29%, due 11/17/09 (GTY: Nordea Bank AB)	999,871
1,000,000	Nordea North America, 0.30%, due 12/16/09 (GTY: Nordea Bank AB)	999,625
2,000,000	Rabobank USA Financial, 0.24%, due 2/17/10
	(GTY: Rabobank Nederland)	1,998,560
5,000,000	Santander Central Hispanico Finance, 0.37%, due 4/9/10
	(GTY: Banco Santander)	4,991,829
1,000,000	Santander Central Hispanico Finance, 0.65%, due 6/3/10
	(GTY: Banco Santander)	996,136
3,000,000	Societe Generale, N.A., 0.23%, due 11/13/09 (GTY: Societe Generale)	2,999,770
3,000,000	Societe Generale, N.A., 0.25%, due 12/18/09 (GTY: Societe Generale)	2,999,021

		32,232,136

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	INDUSTRIAL & OTHER COMMERCIAL PAPER—1.8%
$3,000,000	Total Capital Canada, 0.23%, due 11/25/09 (GTY: Total S.A.) (Note C)	$2,999,540

	TOTAL COMMERCIAL PAPER—39.5%	66,219,836

	CERTIFICATES OF DEPOSIT—27.1%
2,000,000	Australia and New Zealand Banking Group, 0.75%, due 7/14/10	2,000,000
1,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.21%, due 11/25/09	1,000,003
3,000,000	Banco Bilbao Vizcaya Argentina, S.A., 0.23%, due 12/18/09	3,000,000
2,000,000	Bank of Montreal, 0.18%, due 11/18/09	2,000,000
3,000,000	Bank of Montreal, 0.25%, due 12/15/09	3,000,000
3,000,000	Bank of Nova Scotia, 0.22%, due 12/16/09	3,000,038
1,000,000	Bank of Nova Scotia, 1.00%, due 6/10/10	1,000,000
2,000,000	Bank of Nova Scotia, 0.93%, due 6/17/10	2,000,000
1,000,000	Bank of Nova Scotia, 0.59%, due 9/22/10	1,000,090
1,000,000	Canadian Imperial Bank, 0.26%, due 2/26/10	1,000,000
1,000,000	Canadian Imperial Bank, 0.25%, due 3/3/10	1,000,000
1,000,000	Canadian Imperial Bank, 0.28%, due 10/22/10	1,000,000
2,000,000	Credit Agricole, S.A., 0.24%, due 12/10/09	2,000,000
2,000,000	Credit Agricole, S.A., 0.26%, due 1/11/10	2,000,000
1,000,000	Credit Agricole, S.A., 0.30%, due 5/4/10	1,000,000
1,500,000	Deutsche Bank, NY, 0.94%, due 2/16/10	1,502,604
2,000,000	National Bank of Canada, NY, 0.26%, due 5/4/10	2,000,000
1,600,000	National Bank of Canada, NY, 0.32%, due 11/2/10	1,600,000
3,000,000	Nordea Bank Finland, NY, 0.20%, due 11/23/09	3,000,000
1,500,000	Rabobank Nederland, NY, 0.32%, due 11/20/09	1,500,008
1,500,000	Royal Bank of Canada NY, 0.41%, due 1/11/10	1,500,000
2,385,000	Svenska Handelsbanken, NY, 0.40%, due 11/9/09	2,385,042
1,000,000	Svenska Handelsbanken, NY, 0.37%, due 11/12/09	1,000,009
2,000,000	Svenska Handelsbanken, NY, 0.21%, due 11/25/09	2,000,007
1,000,000	Westpac Banking Corp., 0.57%, due 9/15/10	1,000,000
2,000,000	Westpac Banking Corp., 0.29%, due 9/27/10	2,000,165

		45,487,966

	CORPORATE OBLIGATIONS

	BANKS—2.7%
1,000,000	Wachovia Bank NA, MTN, 1.35%, due 5/14/10	1,003,448
2,500,000	Wachovia Corp., MTN, 0.41%, due 12/1/09	2,500,334
1,000,000	Wells Fargo & Co., MTN, 0.65%, due 8/20/10	1,001,414

		4,505,196

	FINANCIALS—1.9%
2,200,000	General Electric Capital Corp., MTN, 0.31%, due 1/4/10	2,200,433
1,000,000	Toyota Motor Credit Corp., MTN, 0.27%, due 9/10/10	1,000,000

		3,200,433

	TOTAL CORPORATE OBLIGATIONS—4.6%	7,705,629

	U.S. GOVERNMENT AGENCY OBLIGATION—1.8%
3,000,000	Federal Home Loan Bank, 0.50%, due 5/13/10 (Note B)	3,000,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	REGIONAL GOVERNMENT OBLIGATIONS—1.1%
$1,000,000	Province of Manitoba Canada, 4.45%, due 4/12/10	$1,018,135
870,000	Province of Ontario Canada, 3.13%, due 9/8/10	889,299

		1,907,434

	BANKERS ACCEPTANCE—0.8%
1,323,000	Bank of America, 0.47%, due 2/25/10 (Note B)	1,320,996

	REPURCHASE AGREEMENTS—27.2%
5,000,000	Barclays Bank
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $5,000,025
	• fully collateralized by a $3,853,200 U.S. Treasury Bond,
	coupon rate 6.875% maturity 8/15/25, value $5,100,012	5,000,000

25,654,000	Deutsche Bank Securities, Inc.
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $25,654,128
	• fully collateralized by various U.S. government obligations,
	coupon range 2.000%-2.910%, maturity range 1/9/12-3/26/14, value $26,167,587	25,654,000

15,000,000	RBC Capital Markets Corp.
	• 0.07% dated 10/30/09, due 11/2/09 in the amount of $15,000,088
	• fully collateralized by a $15,135,000 FHLB, coupon 1.120%,
	maturity 1/15/10, value $15,301,889	15,000,000

		45,654,000

	TOTAL INVESTMENTS (Cost $171,295,861)—102.1%	171,295,861

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.1)%	(3,606,064)

	NET ASSETS—100.0%	$167,689,797

Please see accompanying notes to financial statements.

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—13.6%
$12,000,000	Discount Notes, 0.06%, due 11/12/09 (Note D)	$11,999,780
40,000,000	Discount Notes, 0.17%, due 12/17/09 (Note D)	39,991,311
30,000,000	Discount Notes, 0.11%, due 1/5/10 (Note D)	29,994,042
5,000,000	Discount Notes, 0.31%, due 1/20/10 (Note D)	4,996,611
20,000,000	Notes, 1.50%, due 9/16/10 (Note D)	20,189,029

		107,170,773

	FEDERAL FARM CREDIT BANK—9.6%
4,000,000	Discount Notes, 0.45%, due 11/3/09	3,999,900
4,000,000	Discount Notes, 0.50%, due 12/3/09	3,998,222
20,000,000	Discount Notes, 0.40%, due 10/1/10	19,995,282
7,000,000	Notes, 0.90%, due 12/16/09	7,001,316
5,000,000	Notes, 2.38%, due 4/7/10	5,046,269
5,500,000	Notes, 0.18%, due 5/26/10 (Note A)	5,500,351
30,000,000	Notes, 0.17%, due 10/26/10 (Note A)	30,000,000

		75,541,340

	FEDERAL HOME LOAN BANK—19.4%
6,000,000	Discount Notes, 0.07%, due 11/20/09	5,999,778
19,725,000	Discount Notes, 0.06%, due 11/25/09	19,724,211
17,245,000	Discount Notes, 0.31%, due 12/1/09	17,240,545
25,000,000	Discount Notes, 0.12%, due 1/13/10	24,993,917
25,000,000	Discount Notes, 0.13%, due 1/15/10	24,993,490
40,000,000	Notes, 0.80%, due 12/30/09	40,041,372
14,500,000	Notes, 0.50%, due 5/13/10 (Note E)	14,500,000
5,000,000	Notes, 0.55%, due 5/28/10	5,006,224

		152,499,537

	FREDDIE MAC—19.7%
50,000,000	Discount Notes, 0.05%, due 11/23/09 (Note D)	49,998,472
20,000,000	Discount Notes, 0.32%, due 12/7/09 (Note D)	19,993,700
25,000,000	Discount Notes, 0.22%, due 12/17/09 (Note D)	24,992,972
15,000,000	Discount Notes, 0.13%, due 12/21/09 (Note D)	14,997,292
23,200,000	Notes, 4.75%, due 11/3/09 (Note D)	23,205,640
10,340,000	Notes, 4.13%, due 11/30/09 (Note D)	10,371,876
9,000,000	Notes, 4.00%, due 12/15/09 (Note D)	9,041,947
2,000,000	Notes, 0.18%, due 7/12/10 (Notes A, D)	2,000,100

		154,601,999

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—62.3%	489,813,649

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	REPURCHASE AGREEMENTS—37.6%
$100,000,000	Barclays Bank
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $100,000,500
	• fully collateralized by a $78,362,000 U.S. Treasury Bond, coupon
	6.625%, maturity 2/15/27, value $102,000,059	$100,000,000

61,238,000	Deutsche Bank Securities, Inc.
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $61,238,306
	• fully collateralized by various U.S. government obligations, coupon range
	1.375%-5.250%, maturity range 5/16/11-7/18/11, value $62,463,753	61,238,000

135,000,000	RBC Bank Capital Markets Corp.
	• 0.07% dated 10/30/09, due 11/2/09 in the amount of $135,000,788
	• fully collateralized by various U.S. government obligations, coupon range
	0.375%-5.000% maturity range 1/15/10-4/15/15, value $137,704,449	135,000,000

		296,238,000

	TOTAL INVESTMENTS (Cost $786,051,649)—99.9%	786,051,649

	OTHER ASSETS AND LIABILITIES, NET—0.1%	1,030,234

	NET ASSETS—100.0%	$787,081,883

Please see accompanying notes to financial statements.

38

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—69.4%
$10,000,000	U.S. Treasury Bill, 0.18%, due 11/5/09 (Note B)	$9,999,806
10,000,000	U.S. Treasury Bill, 0.18%, due 11/12/09 (Note B)	9,999,467
10,000,000	U.S. Treasury Bill, 0.17%, due 11/19/09 (Note B)	9,999,158
10,000,000	U.S. Treasury Bill, 0.16%, due 11/27/09 (Note B)	9,998,823
25,000,000	U.S. Treasury Bill, 0.08%, due 12/3/09 (Note B)	24,998,133
20,000,000	U.S. Treasury Bill, 0.11%, due 12/10/09 (Note B)	19,997,736
10,000,000	U.S. Treasury Bill, 0.10%, due 12/17/09 (Note B)	9,998,697
15,000,000	U.S. Treasury Bill, 0.10%, due 12/24/09 (Note B)	14,997,913
15,000,000	U.S. Treasury Bill, 0.10%, due 3/11/10 (Note B)	14,994,583
15,000,000	U.S. Treasury Bill, 0.14%, due 4/1/10 (Note B)	14,991,328
15,000,000	U.S. Treasury Bill, 0.14%, due 4/8/10 (Note B)	14,990,652
15,000,000	U.S. Treasury Bill, 0.15%, due 4/15/10 (Note B)	14,989,950
3,000,000	U.S. Treasury STRIPS, 0.32%, due 11/15/09 (Note B)	2,999,630

		172,955,876

	REPURCHASE AGREEMENTS—30.6%
36,415,000	Barclays Capital, Inc.
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $36,415,182
	• fully collateralized by various U.S. Treasury obligations, coupon range
	1.500%-6.875%, maturity range 10/31/10-8/15/25, value $37,143,330	36,415,000

40,000,000	Deutsche Bank Securities, Inc.
	• 0.05% dated 10/30/09, due 11/2/09 in the amount of $40,000,167
	• fully collateralized by various U.S. Treasury obligations, coupon range
	4.125%-6.750%, maturity range 5/15/15-8/15/26, value $40,800,109	40,000,000

		76,415,000

	TOTAL INVESTMENTS (Cost $249,370,876)—100.0%	249,370,876

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.0)%	(38,543)

	NET ASSETS—100.0%	$249,332,333

Please see accompanying notes to financial statements.

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
October 31, 2009

SHARES		VALUE

	COMMON STOCK

	BELGIUM—1.1%
71,100	Hansen Transmissions International NV*	$149,086

	BRAZIL—1.5%
17,500	Banco Santander ADR*	207,550

	CANADA—6.7%
12,600	5N Plus*	64,427
283,500	BioteQ Environmental Technologies*	309,320
18,300	Boralex, Cl A*	150,596
6,200	Kinross Gold	115,229
13,600	Plutonic Power*	38,354
4,700	Royal Bank of Canada, Montreal	238,151

		916,077

	CHINA—2.1%
8,700	Duoyuan Global Water*	285,186

	DENMARK—2.6%
5,100	Vestas Wind Systems*	357,671

	FINLAND—0.5%
5,100	Nokia OYJ	64,396

	FRANCE—5.3%
4,670	BNP Paribas	351,681
1,500	Saft Groupe SA	77,853
4,800	Sechilienne-Sidec	193,961
3,300	Veolia Environnement	107,769

		731,264

	GERMANY—6.7%
3,500	Allianz SE	401,036
2,400	Deutsche Bank AG	174,299
1,700	Deutsche Boerse AG	137,637
5,400	E.ON AG	206,878

		919,850

	HONG KONG—0.8%
11,500	China Mobile Ltd.	107,814

	ITALY—1.6%
54,600	Landi Renzo SpA	225,268

40

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
October 31, 2009

SHARES		VALUE

	JAPAN—3.7%
6,100	ASAHI	$103,396
8,300	Daiseki Co. Ltd.	163,204
1,500	East Japan Railway	96,117
3,600	Toyota Motor	142,204

		504,921

	NETHERLANDS—0.9%
5,000	Koninklijke Philips Electronics NV	125,558

	NORWAY—1.9%
10,900	StatoilHydro ASA	256,845

	SPAIN—6.7%
14,300	Banco Santander SA	230,035
14,300	Gamesa Tecnologica SA	261,208
15,300	Iberdrola SA	138,545
4,100	Red Electrica SA	211,686
2,700	Telefonica SA	75,374

		916,848

	SWITZERLAND—7.8%
8,200	Credit Suisse Group AG	438,349
3,400	Nestle SA	158,105
5,100	Novartis AG	265,578
1,300	Roche Holding AG	208,212

		1,070,244

	UNITED KINGDOM—21.1%
16,900	BG Group	290,824
11,200	BHP Billiton	301,699
13,200	Diageo	214,942
41,100	HSBC Holdings	454,033
8,300	Johnson Matthey	191,090
50,700	Man Group	256,328
19,300	National Grid	191,130
10,370	Rio Tinto	458,329
13,800	Rotork	256,712
21,200	Tesco	141,316
75,600	Vodafone Group	166,563

		2,922,966

41

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
October 31, 2009

SHARES		VALUE

	UNITED STATES—28.2%
3,400	3M	$250,138
12,500	A123 Systems*	245,750
3,900	Abbott Laboratories	197,223
13,400	Cisco Systems*	306,190
400	First Solar*	48,772
4,300	Flowserve	422,303
1,100	FPL Group	54,010
11,400	Intel Corp.	217,854
2,800	International Business Machines	337,708
13,400	LKQ*	231,418
4,200	Nike, Cl B	261,156
5,300	Northeast Utilities	122,165
1,900	Ormat Technologies	71,820
2,700	Praxair	214,489
3,500	Procter & Gamble	203,000
3,500	Quest Diagnostics	195,757
5,700	Schlumberger Ltd.	354,540
6,800	Staples	147,560

		3,881,853

	TOTAL COMMON STOCK—99.2%	13,643,397

	RIGHTS—0.0%

	SPAIN—0.0%
14,300	Banco Santander SA, Expires 11/6/09*	2,524

	TOTAL INVESTMENTS (Cost $10,739,110)—99.2%	13,645,921

	OTHER ASSETS AND LIABILITIES, NET—0.8%	112,001

	NET ASSETS—100.0%	$13,757,922

Please see accompanying notes to financial statements.

42

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	COMMERCIAL PAPER

	BANKS—14.1%
$500,000	Australia and New Zealand Banking Group, due 10/19/10 (Notes B, C)	0.61	$497,495
500,000	Royal Bank of Scotland, due 11/30/09 (Note B)	0.20	499,905
200,000	Svenska Handelsbank, Inc., due 12/17/09 (Note B)	0.49	199,948
300,000	Westpac Banking Corp., due 12/14/09 (Notes B, C)	0.50	299,925

			1,497,273

	DOMESTIC/FOREIGN BANK SUPPORTED—15.1%
500,000	BNP Paribas Financial, due 11/24/09 (GTY: BNP Paribas) (Note B)	0.18	499,940
300,000	Canadian Imperial Holdings, due 12/21/09
	(GTY: Canadian Imperial Bank) (Note B)	0.41	299,901
500,000	Santander Central Hispanico Finance, due 4/9/10
	(GTY: Banco Santander) (Note B)	0.35	499,242
300,000	Santander Central Hispanico Finance, due 6/3/10
	(GTY: Banco Santander) (Note B)	0.65	299,250

			1,598,333

	TOTAL COMMERCIAL PAPER—29.2%		3,095,606

	CERTIFICATES OF DEPOSIT—25.5%
200,000	Australia and New Zealand Banking Group, due 7/14/10	0.75	200,340
200,000	Banco Bilbao Vizcaya Argentina, due 12/18/09	0.23	199,995
500,000	Bank of Montreal, due 12/15/09	0.25	500,000
500,000	Bank of Nova Scotia, due 6/10/10	1.00	502,036
200,000	Canadian Imperial Bank, due 3/3/10	0.25	200,000
300,000	Credit Agricole, S.A., due 12/10/09	0.24	299,997
200,000	Credit Agricole, S.A., due 1/11/10	0.26	199,992
400,000	National Bank of Canada, due 11/2/10	0.32	400,000
200,000	Westpac Banking Corp., NY due 9/15/10	0.57	200,051

			2,702,411

	REGIONAL GOVERNMENT OBLIGATIONS—17.2%
800,000	Export Development Canada, due 12/24/09 (Note B)	0.65	799,792
500,000	Province of Manitoba, due 4/12/10	4.45	508,836
500,000	Province of Ontario, due 9/8/10	3.13	511,083

			1,819,711

	U.S. GOVERNMENT AGENCY OBLIGATIONS—8.5%
500,000	Federal Farm Credit Bank, due 10/1/10	0.40	499,720
400,000	Federal Home Loan Bank, due 5/13/10	0.50	400,031

			899,751

	U.S. TREASURY OBLIGATIONS—4.7%
500,000	U.S. Treasury Bill, due 4/1/10 (Note B)	0.12	499,718

	CORPORATE OBLIGATIONS—3.8%
200,000	General Electric Capital Corp., due 1/4/10	0.31	200,005
200,000	Toyota Motor Credit Corp., due 9/10/10	0.27	199,955

			399,960

43

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	REPURCHASE AGREEMENT—15.2%
$1,601,000	Deutsche Bank Securities, Inc.
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $1,601,008
	• fully collateralized by various U.S. government obligations,
	coupon range 2.000%-3.750%, maturity range 1/9/12-3/27/19,
	value $1,633,894	0.06	$1,601,000

	TOTAL INVESTMENTS (Cost $11,012,564)—104.1%		11,018,157

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(4.1)%		(431,317)

	NET ASSETS—100.0%		$10,586,840

Please see accompanying notes to financial statements.

44

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—21.9%
$500,000	Bank of America Corp., MTN, due 6/15/12 (GTY: FDIC)	3.13	$520,643
452,000	Bank of America Corp., due 9/15/12	4.88	476,266
254,000	Bank of America Corp., due 5/15/14	7.38	284,394
300,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	325,008
500,000	Barclays Bank PLC, due 9/12/12	5.45	541,163
408,000	Deutsche Bank AG, due 5/20/13	4.88	435,795
800,000	Rabobank Nederland, N.V., due 8/17/12	2.65	809,663
1,100,000	Regions Bank, due 12/9/11 (GTY: FDIC)	3.25	1,146,959
670,000	Royal Bank of Canada, due 7/20/11	5.65	719,728
300,000	Santander Central Hispano Issuances Ltd., due 9/14/10	7.63	316,812
510,000	U.S. Bank NA, due 8/1/11	6.38	550,575
485,000	Wells Fargo Bank NA, due 2/1/11	6.45	511,432
253,000	Wells Fargo Bank NA, due 8/26/11	5.30	268,891
1,000,000	Wells Fargo Bank NA, due 6/15/12 (GTY: FDIC)	2.13	1,018,077

			7,925,406

	FINANCIALS—18.8%
500,000	Arden Realty LP, due 11/15/10	8.50	527,790
529,000	BP Capital Markets PLC, due 3/10/12	3.13	546,955
135,000	Caterpillar Financial Services Corp., due 12/1/10	5.05	140,350
196,000	Caterpillar Financial Services Corp., MTN, due 9/30/13	6.20	218,410
1,000,000	Citigroup Inc., due 12/9/11 (GTY: FDIC)	2.88	1,034,946
625,000	Credit Suisse USA Inc., due 1/15/12	6.50	684,576
225,000	ERP Operating LP, due 3/15/12	6.63	241,725
250,000	General Electric Capital Corp., MTN, Ser. A, due 12/1/10	4.25	258,157
500,000	General Electric Capital Corp., Ser. G, due 3/12/12 (GTY: FDIC)	2.25	509,787
250,000	International Lease Finance Corp., MTN, Ser. O, due 11/1/09	4.38	250,000
410,000	John Deere Capital Corp., MTN, due 12/17/12	4.95	443,197
1,150,000	JPMorgan Chase & Co., due 12/1/11	3.13	1,196,914
700,000	JPMorgan Chase & Co., due 10/1/12	5.38	764,694

			6,817,501

	FOREIGN GOVERNMENTS—2.8%
255,729	Export Development Canada, due 3/19/12	2.38	256,080
250,000	Province of British Columbia Canada, due 5/30/13	4.30	264,940
500,000	Province of Ontario Canada, MTN, Ser. G, due 1/20/12	2.63	513,384

			1,034,404

	GAS TRANSMISSION—2.9%
300,000	Nova Gas Transmission Ltd., due 12/15/12	8.50	350,541
605,000	TransCanada Pipelines Ltd., due 5/15/12	8.63	695,956

			1,046,497

	INDUSTRIALS—18.6%
500,000	Alberta Energy Co., Ltd., due 9/15/10	7.65	526,054
525,000	Apache Corp., due 4/15/12	6.25	577,679
400,000	Burlington Resources Finance Co., due 2/15/11	6.68	425,682
600,000	Cisco Systems, Inc., due 2/22/11	5.25	632,621

45

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

$211,000	Comcast Corp., due 11/15/10	5.45	$220,154
350,000	Comcast Corp., due 3/15/11	5.50	368,087
380,000	Conoco Funding Co., due 10/15/11	6.35	417,742
509,000	CVS Caremark Corp., due 8/15/11	5.75	547,523
267,000	CVS Caremark Corp., due 9/15/14	4.88	284,138
650,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	650,000
225,000	General Electric Co., due 2/1/13	5.00	239,594
600,000	Kellogg Co., Ser. B, due 4/1/11	6.60	645,326
600,000	Kraft Foods, Inc., due 11/1/11	5.63	640,286
159,000	Kraft Foods, Inc., due 6/1/12	6.25	172,663
195,000	United Technologies Corp., due 11/15/10	7.13	207,146
150,000	Wal-Mart Stores, Inc., due 2/15/11	4.13	155,822

			6,710,517

	TELECOMMUNICATION SERVICES—2.1%
200,000	AT&T Corp., due 11/15/11	7.30	222,255
250,000	AT&T Inc., due 3/15/11	6.25	265,963
250,000	AT&T Inc., due 2/1/12	5.88	270,545

			758,763

	TRANSPORTATION SERVICES—2.7%
612,000	Union Pacific Corp., due 1/15/11	6.65	645,919
300,000	Union Pacific Corp., due 1/15/12	6.13	322,953

			968,872

	TOTAL CORPORATE OBLIGATIONS—69.8%		25,261,960

	U.S. TREASURY OBLIGATIONS—19.3%
1,600,000	U.S. Treasury Note, due 11/30/10	1.25	1,613,938
1,325,000	U.S. Treasury Note, due 1/15/11	4.25	1,385,246
1,450,000	U.S. Treasury Note, due 4/30/11	4.88	1,542,211
1,675,000	U.S. Treasury Note, due 8/31/11	4.63	1,791,399
200,000	U.S. Treasury Note, due 11/15/11	1.75	203,359
450,000	U.S. Treasury Note, due 6/15/12	1.88	457,348

			6,993,501

	U.S. GOVERNMENT AGENCY OBLIGATIONS—7.0%
375,000	Fannie Mae, due 8/15/11 (Note D)	3.63	393,271
725,000	Fannie Mae, due 9/28/12 (Note D)	2.00	725,099
42,156	Fannie Mae, due 5/1/15 (Note D)	6.50	45,640
250,213	Fannie Mae, due 9/1/17 (Note D)	6.00	270,228
41,957	Fannie Mae, due 6/1/23 (Note D)	5.50	44,662
650,000	Federal Farm Credit Bank, due 8/25/11	3.88	683,557
200,000	Federal Home Loan Bank, due 11/15/11	5.63	218,632
49,751	Ginnie Mae, due 2/15/14	6.00	53,660
54,592	Ginnie Mae, due 6/15/14	5.50	58,601
36,368	Ginnie Mae, due 10/15/14	6.50	39,097

			2,532,447

46

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2009

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	MUNICIPAL OBLIGATIONS—2.2%
$810,000	New York State, Urban Development, Rev. Bonds (State Personal
	Income Tax Project), Ser. B-3, due 12/15/10 (LOC: MBIA)	4.22	$834,235

	REPURCHASE AGREEMENT—0.7%
238,000	Deutsche Bank Securities, Inc.
	• 0.06% dated 10/30/09, due 11/2/09 in the amount of $238,001
	• fully collateralized by a $245,000 FMAC, coupon 3.750%,
	maturity 3/27/19, value $243,468	0.06	238,000

	TOTAL INVESTMENTS (Cost $35,359,155)—99.0%		35,860,143

	OTHER ASSETS AND LIABILITIES, NET—1.0%		353,193

	NET ASSETS—100.0%		$36,213,336

Please see accompanying notes to financial statements.

47

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — October 31, 2009

*	Non-income producing security.

(A)	Variable rate security. The rate shown is the current rate on October 31, 2009. Date shown represents the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2009, these securities amounted to $22,990,265 or 13.7% of net assets of the TDAM Institutional Money Market Fund and $797,420 or 7.5% of net assets of the TDAM Short-Term Investment Fund. These securities have been deemed liquid by the Board of Directors.

(D)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(E)	Step Bond — The rate reported on the Schedule of Investments is the effective yield on October 31, 2009. The coupon on a step bond changes on a specified date.

Description of Abbreviations

ADR	American Depositary Receipt
FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FMAC	Financial Management Advisory Council
GTY	Guarantee
LOC	Letter of Credit
MTN	Medium Term Note
MBIA	MBIA, Inc.
STRIPS	Separately Traded Registered Interest and Principal Securities

48

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund, TDAM Global Sustainability Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund (six of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2009, and the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the periods then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund, TDAM Global Sustainability Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund of TD Asset Management USA Funds Inc. at October 31, 2009, the results of their operations for the periods then ended, and the changes in their net assets for each of the periods in the periods then ended and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 18, 2009

49

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors as of December 18, 2009.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031.

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple	12	None.
		12/12/95	Foundation since February 2007; Chairman
c/o TDAM USA Inc.			of CheckSpring Community Corporation
31 West 52nd Street			from 2004 through June 2007; Chief
New York, NY 10019			Executive Officer of American Red Cross
(Nassau County Chapter) from June 2003
Age: 66			through 2004; Chief Operating Officer of
National Center for Disability Services in
2002; President of Teamwork
Management, Inc. from 1996 through
2001; Trustee of The Shannon McCormack
Foundation since 1988, The Kevin Scott
Dalrymple Foundation since 1993; Director
of Dime Bancorp, Inc. from 1990 through
January 2002; Director of the Council of
Independent Colleges since 2000.

PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
March 2001; and
Age: 71					Director of
George Weston
Limited since May
2000.

DONALD J. HERREMA	Director	Since	Financial services executive and advisor;	12	Director of
		3/30/09	Founder of BlackSterling Partners, LLC,		Lepercq, de
c/o TDAM USA Inc.			since 2004; Executive Vice Chairman of		Neuflize and Co.,
31 W. 52nd Street			Kennedy Wilson, International, since 2009;		since 2009.
New York, NY 10019			Senior Advisor of Stone Point Capital since
2008; Managing Director, Head of Private
Age: 56			Wealth Management for Morgan Stanley,
2006 through 2008; Chairman and CEO of
Loring Ward International, LTD from 2005
through 2006; CEO of Atlantic Trust
(INVESCO), from 2001 through 2004; Chief
Executive Officer of Bessemer Trust from
1993 through 2000; Trustee of Christ
Church (NYC) since 1999; Trustee of
Whittier College since 1995.

50

Directors and Officers Information
(Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

JAMES E. KELLY	Director	Since	Consultant and financial services	12	None.
		12/18/08	attorney in private practice since June
c/o TDAM USA Inc.			2002; senior advisor of New York State
31 West 52nd Street			Banking Department from September
New York, NY 10019			2009 through November 2009; teacher
at Empire State College since March
Age: 57			2008; Chief Financial Officer at Brooklyn
Academy of Music, Inc. from September
2007 to December 2007; Consultant to
the Health Care Chaplaincy from
February 2003 to June 2006; Trustee of
Albany Law School since 2000; and
General Counsel for Dime Bancorp, Inc.
from January 1998 through May 2002.

LAWRENCE J. TOAL	Director	Since	Vice Chairman of the Board of Trustees	12	None.
		12/12/95	of New York City Big Brothers/Big Sisters
c/o TDAM USA Inc.			since 2000; Chairman of the Board of
31 West 52nd Street			Trustees of the Healthcare Chaplaincy
New York, NY 10019			since 1990; President and Chief Executive
Officer of Dime Bancorp, Inc. from July
Age: 72			2000 through February 2002; Chairman,
President and Chief Executive Officer of
Dime Bancorp, Inc. from January 1997
through June 2000; and Chief Executive
Officer of The Dime Savings Bank of
New York, FSB from January 1997
through February 2002.

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant,	12	None.
	and	12/12/95	rendering investment management, tax
c/o TDAM USA Inc.	Director		and estate planning services to
31 West 52nd Street			individual clients, and strategic planning
New York, NY 10019			advice to corporate clients, since 1989.

Age: 78

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2009.

††	Mr. Staudter is considered an “interested person” of the Company because he owns shares of The Toronto-Dominion Bank stock.

51

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since 9/22/08	Since 2008, Managing Director,
	Executive Officer		Relationship Management of
c/o TDAM USA Inc.			Investment Manager; Since 2004,
31 West 52nd Street			Managing Director, Relationship
New York, NY 10019			Management of TD Asset
Management; from 2002 to 2004
Age: 40			Managing Director, Portfolio
Management of TDAM.

MAYA GITTENS	Chief Legal Officer	Since 9/22/08	Since June 2008, Vice President,
	and Anti-Money		Director and Secretary of the
c/o TDAM USA Inc.	Laundering Officer		Investment Manager; from June 2005
31 West 52nd Street			through March 2008, attorney at Schultz
New York, NY 10019			Roth & Zabel, LLP; from May 2001
through June 2005, Securities
Age: 45			Compliance Examiner at the United
States Securities and Exchange
Commission.

ERIC KLEINSCHMIDT	Treasurer and Chief	Since 9/22/08	Since November 2004, Fund Accounting
	Financial Officer		Director of SEI Investments; from July
c/o SEI Investments			1999 to November 2004, Fund
One Freedom Valley Drive			Accounting Manager of SEI
Oaks, PA 19456			Investments.

Age: 41

MARC ALMES	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting
Manager at SEI Investments; from 1996
c/o SEI Investments			to 1998 Fund Accounting Supervisor at
One Freedom Valley Drive			SEI Investments.
Oaks, PA 19456

Age: 38

JACK P. HUNTINGTON	Secretary	Since 2/27/09	Since September 2008, Vice President of
Regulatory Administration, Citi Fund
c/o Citi Fund Services Ohio, Inc.			Services Ohio, Inc.; from October 2004
100 Summer Street, Suite 1500			through September 2008, Senior
Boston, MA 02110			Counsel, MetLife, Inc.

Age: 38

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04	Since January 2006, Managing Director
	Officer, Vice	and 11/2/99	of the Investment Manager; Senior Vice
c/o TDAM USA Inc.	President and		President of the Investment Manager
31 West 52nd Street	Assistant Secretary		from August 1996 to December 2005
New York, NY 10019			and TD Waterhouse Investor Services,
Inc. from June 1997 to December 2005.
Age: 50

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

52

DISCLAIMERS

The Global Sustainability Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by SAM Indexes GmbH, Dow Jones & Company, Inc., or any of their respective affiliates. Neither SAM Indexes GmbH, Dow Jones & Company, Inc. nor any of their respective affiliates makes any representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. The only relationship of SAM Indexes GmbH to TDAM is the licensing of certain trademarks, trade names and service marks and of the Dow Jones Sustainability IndexesSM, which is determined, composed and calculated without regard to TDAM USA Inc. (“TDAM”) or the Fund. Neither SAM Indexes GmbH, Dow Jones & Company, Inc. nor any of their respective affiliates has any obligation to take the needs of TDAM or the shareholders of the Fund into consideration in determining, composing or calculating Dow Jones Sustainability IndexesSM. Neither SAM Indexes GmbH, Dow Jones & Company, Inc. nor any of their respective affiliates is responsible for nor has participated in the determination of the timing of, prices at, or quantities of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. Neither SAM Indexes GmbH, Dow Jones & Company, Inc. nor any of their respective affiliates shall have any obligation or liability in connection with the administration, marketing or trading of the Fund. Notwithstanding the foregoing, SAM Indexes GmbH, Dow Jones & Company, Inc. and their respective affiliates may independently issue and/or sponsor financial products unrelated to the Fund, but which may be similar to and competitive with the Fund.

NONE OF SAM INDEXES GMBH, DOW JONES & COMPANY, INC. OR ANY OF THEIR RESPECTIVE AFFILIATES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES SUSTAINABILITY INDEXESSM OR ANY DATA INCLUDED THEREIN AND NONE OF SAM INDEXES GMBH, DOW JONES & COMPANY, INC. OR ANY OF THEIR RESPECTIVE AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NONE OF SAM INDEXES GMBH, DOW JONES & COMPANY, INC. OR ANY OF THEIR RESPECTIVE AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY TDAM, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES SUSTAINABILITY INDEXESSM OR ANY DATA INCLUDED THEREIN. NONE OF SAM INDEXES GMBH, DOW JONES & COMPANY, INC., OR ANY OF THEIR RESPECTIVE AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES SUSTAINABILITY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL SAM INDEXES GMBH, DOW JONES & COMPANY, INC. OR ANY OF THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. OTHER THAN DOW JONES & COMPANY, INC. AND LICENSOR’S AFFILIATES THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN SAM INDEXES GMBH AND TDAM.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

53

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Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal who are each “independent” for purposes of this item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2008 - $206,900
2009 - $253,400

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2008 - $0
2009 - $0

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2008 - $96,000
2009 - $108,600

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2008 - $0
2009 - $0

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

     The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2008 - 0%
2009 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2008- $96,000
2009- $108,600

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit serviced that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/	Mark Bell, President
Mark Bell, President

Date	December 29, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Mark Bell, President
Mark Bell, President

Date	December 29, 2009

By (Signature and Title)*	/s/	Eric Kleinschmidt, Treasurer
Eric Kleinschmidt, Treasurer

Date	December 29, 2009

*	Print the name and title of each signing officer under his or her signature.